Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CAJ
Entity Registrant Name	CANON INC
Entity Central Index Key	0000016988
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,152,791,291

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (Note 1)	¥ 666,678	¥ 773,227
Short-term investments (Note 2)	28,322	125,517
Trade receivables, net (Note 3)	573,375	533,208
Inventories (Note 4)	551,623	476,704
Prepaid expenses and other current assets (Notes 6, 12 and 17)	262,258	244,649
Total current assets	2,082,256	2,153,305
Noncurrent receivables (Note 18)	19,702	16,772
Investments (Note 2)	56,617	51,790
Property, plant and equipment, net (Notes 5 and 6)	1,260,364	1,190,836
Intangible assets, net (Note 8)	135,736	138,030
Other assets (Notes 6, 8, 11 and 12)	400,828	379,994
Total assets	3,955,503	3,930,727
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	1,866	8,343
Trade payables (Note 10)	325,235	380,532
Accrued income taxes (Note 12)	60,057	45,900
Accrued expenses (Notes 11 and 18)	291,348	299,422
Other current liabilities (Notes 5, 12 and 17)	165,929	159,651
Total current liabilities	844,435	893,848
Long-term debt, excluding current installments (Note 9)	2,117	3,368
Accrued pension and severance cost (Note 11)	272,131	249,604
Other noncurrent liabilities (Note 12)	82,518	70,240
Total liabilities	1,201,201	1,217,060
Commitments and contingent liabilities (Note 18)
Canon Inc. stockholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2012 and 2011	174,762	174,762
Additional paid-in capital	401,547	401,572
Legal reserve (Note 13)	61,663	59,004
Retained earnings (Note 13)	3,138,976	3,059,298
Accumulated other comprehensive income (loss) (Note 14)	(367,249)	(481,773)
Treasury stock, at cost; 180,972,173 shares in 2012 and 132,231,296 shares in 2011	(811,673)	(661,731)
Total Canon Inc. stockholders' equity	2,598,026	2,551,132
Noncontrolling interests	156,276	162,535
Total equity	2,754,302	2,713,667
Total liabilities and equity	¥ 3,955,503	¥ 3,930,727

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,333,763,464	1,333,763,464
Treasury stock, shares	180,972,173	132,231,296

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
Cost of sales (Notes 5, 8, 11 and 18)	1,829,822	1,820,670	1,923,813
Gross profit	1,649,966	1,736,763	1,783,088
Operating expenses (Notes 1, 5, 8, 11, 15 and 18):
Selling, general and administrative expenses	1,029,646	1,050,892	1,079,719
Research and development expenses	296,464	307,800	315,817
Operating Expenses, Total	1,326,110	1,358,692	1,395,536
Operating profit	323,856	378,071	387,552
Other income (deductions):
Interest and dividend income	6,792	8,432	6,022
Interest expense	(1,022)	(988)	(1,931)
Other, net (Notes 1, 2, 17 and 20)	12,931	(10,991)	1,220
Nonoperating Income (Expense), Total	18,701	(3,547)	5,311
Income before income taxes	342,557	374,524	392,863
Income taxes (Note 12)	110,112	120,415	140,160
Consolidated net income	232,445	254,109	252,703
Less: Net income attributable to noncontrolling interests	7,881	5,479	6,100
Net income attributable to Canon Inc.	¥ 224,564	¥ 248,630	¥ 246,603
Net income attributable to Canon Inc. stockholders per share (Note 16):
Basic	¥ 191.34	¥ 204.49	¥ 199.71
Diluted	¥ 191.34	¥ 204.48	¥ 199.7
Cash dividends per share	¥ 130	¥ 120	¥ 120

Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated net income	¥ 232,445	¥ 254,109	¥ 252,703
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	133,735	(54,086)	(126,918)
Net unrealized gains and losses on securities	3,265	(2,116)	(146)
Net gains and losses on derivative instruments	(4,880)	(449)	767
Pension liability adjustments	(12,787)	(38,377)	(9,327)
Other comprehensive income (loss), Net-of-tax amount	119,333	(95,028)	(135,624)
Comprehensive income (Note 14)	351,778	159,081	117,079
Less: Comprehensive income (loss) attributable to noncontrolling interests	10,824	1,765	(563)
Comprehensive income attributable to Canon Inc.	¥ 340,954	¥ 157,316	¥ 117,642

Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Legal reserve	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total Canon Inc. stockholders' equity	Non- controlling interests
Beginning Balance at Dec. 31, 2009	¥ 2,879,400	¥ 174,762	¥ 404,293	¥ 54,687	¥ 2,871,437	¥ (260,818)	¥ (556,252)	¥ 2,688,109	¥ 191,291
Acquisition of subsidiaries	19,168								19,168
Equity transactions with noncontrolling interests and other	(5,884)		(3,787)		(13,453)	(680)	55,250	37,330	(43,214)
Dividends paid to Canon Inc. stockholders	(136,103)				(136,103)			(136,103)
Dividends paid to noncontrolling interests	(2,827)								(2,827)
Transfer to legal reserve				3,243	(3,243)
Comprehensive income (loss):
Net income	252,703				246,603			246,603	6,100
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(126,918)					(122,667)		(122,667)	(4,251)
Net unrealized gains and losses on securities	(146)					(222)		(222)	76
Net gains and losses on derivative instruments	767					833		833	(66)
Pension liability adjustments	(9,327)					(6,905)		(6,905)	(2,422)
Comprehensive income (Note 14)	117,079							117,642	(563)
Repurchase of treasury stock, net	(61,196)		(81)		(4)		(61,111)	(61,196)
Ending Balance at Dec. 31, 2010	2,809,637	174,762	400,425	57,930	2,965,237	(390,459)	(562,113)	2,645,782	163,855
Equity transactions with noncontrolling interests and other	337		1,193		(609)			584	(247)
Dividends paid to Canon Inc. stockholders	(152,784)				(152,784)			(152,784)
Dividends paid to noncontrolling interests	(2,838)								(2,838)
Transfer to legal reserve				1,074	(1,074)
Comprehensive income (loss):
Net income	254,109				248,630			248,630	5,479
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(54,086)					(53,251)		(53,251)	(835)
Net unrealized gains and losses on securities	(2,116)					(2,017)		(2,017)	(99)
Net gains and losses on derivative instruments	(449)					(462)		(462)	13
Pension liability adjustments	(38,377)					(35,584)		(35,584)	(2,793)
Comprehensive income (Note 14)	159,081							157,316	1,765
Repurchase of treasury stock, net	(99,766)		(46)		(102)		(99,618)	(99,766)
Ending Balance at Dec. 31, 2011	2,713,667	174,762	401,572	59,004	3,059,298	(481,773)	(661,731)	2,551,132	162,535
Equity transactions with noncontrolling interests and other	(15,321)		(16)		152	(1,866)		(1,730)	(13,591)
Dividends paid to Canon Inc. stockholders	(142,362)				(142,362)			(142,362)
Dividends paid to noncontrolling interests	(3,492)								(3,492)
Transfer to legal reserve				2,659	(2,659)
Comprehensive income (loss):
Net income	232,445				224,564			224,564	7,881
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	133,735					132,704		132,704	1,031
Net unrealized gains and losses on securities	3,265					3,148		3,148	117
Net gains and losses on derivative instruments	(4,880)					(4,882)		(4,882)	2
Pension liability adjustments	(12,787)					(14,580)		(14,580)	1,793
Comprehensive income (Note 14)	351,778							340,954	10,824
Repurchase of treasury stock, net	(149,968)		(9)		(17)		(149,942)	(149,968)
Ending Balance at Dec. 31, 2012	¥ 2,754,302	¥ 174,762	¥ 401,547	¥ 61,663	¥ 3,138,976	¥ (367,249)	¥ (811,673)	¥ 2,598,026	¥ 156,276

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income	¥ 232,445	¥ 254,109	¥ 252,703
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	258,133	261,343	276,193
Loss on disposal of fixed assets	11,242	8,937	21,120
Impairment loss of fixed assets	7	598	1,288
Impairment loss of investments	1,527	8,130	23,330
Equity in (earnings) losses of affiliated companies	(610)	7,368	(10,471)
Deferred income taxes	7,487	29,129	29,381
(Increase) decrease in trade receivables	5,030	9,991	(6,671)
Increase in inventories	(24,805)	(109,983)	(17,532)
Increase (decrease) in trade payables	(102,293)	35,766	115,726
Increase (decrease) in accrued income taxes	12,427	(25,653)	25,228
Increase (decrease) in accrued expenses	(30,089)	8,938	77
Increase (decrease) in accrued (prepaid) pension and severance cost	5,515	(2,315)	4,147
Other, net	8,061	(16,796)	29,894
Net cash provided by operating activities	384,077	469,562	744,413
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(316,211)	(238,129)	(199,152)
Proceeds from sale of fixed assets (Note 5)	4,861	3,273	3,303
Purchases of available-for-sale securities	(417)	(2,160)	(10,891)
Proceeds from sale and maturity of available-for-sale securities	344	1,934	3,910
(Increase)decrease in time deposits, net	103,137	(34,111)	(80,904)
Acquisitions of subsidiaries, net of cash acquired	(704)	29	(55,686)
Purchases of other investments	(796)	(373)	(1,955)
Other, net	(2,954)	12,994	(758)
Net cash used in investing activities	(212,740)	(256,543)	(342,133)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	614	725	5,902
Repayments of long-term debt	(3,732)	(4,670)	(5,739)
Increase (decrease) in short-term loans, net	(5,055)	2,466	(74,933)
Dividends paid	(142,362)	(152,784)	(136,103)
Repurchases of treasury stock, net	(149,968)	(99,766)	(61,196)
Other, net	(19,236)	(3,484)	(7,828)
Net cash used in financing activities	(319,739)	(257,513)	(279,897)
Effect of exchange rate changes on cash and cash equivalents	41,853	(22,858)	(76,838)
Net change in cash and cash equivalents	(106,549)	(67,352)	45,545
Cash and cash equivalents at beginning of year	773,227	840,579	795,034
Cash and cash equivalents at end of year	666,678	773,227	840,579
Cash paid during the year for:
Interest	1,084	914	1,924
Income taxes	¥ 98,096	¥ 120,696	¥ 80,212

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies
1.	Basis of Presentation and Significant Accounting Policies

(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, imaging system products and industry and other products. Office products consist mainly of office multifunction devices (“MFDs”), office copying machines, laser printers and digital production printing systems. Imaging system products consist mainly of interchangeable-lens digital cameras, compact digital cameras, interchangeable lenses, digital camcorders, digital cinema cameras, inkjet printers, large-format inkjet printers, commercial photo printers, image scanners and broadcast equipment. Industry and other products consist mainly of semiconductor lithography equipment, flat-panel-display (“FPD”) lithography equipment, digital radiography systems, vacuum thin-film deposition equipment and organic LED panel manufacturing equipment. Canon’s consolidated net sales for the years ended December 31, 2012, 2011 and 2010 were distributed as follows: the Office Business Unit 50.5%, 53.9% and 53.6%, the Imaging System Business Unit 40.4%, 36.9% and 37.5%, the Industry and Others Business Unit 11.7%, 11.8% and 11.7%, and elimination between segments 2.6%, 2.6% and 2.8%, respectively. These percentages were computed by dividing segment net sales, including intersegment sales, by consolidated net sales, based on the segment operating results described in Note 22.

Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. 79.3%, 80.5% and 81.2% of consolidated net sales for the years ended December 31, 2012, 2011 and 2010 were generated outside Japan, with 27.0%, 27.0% and 27.6% in the Americas, 29.1%, 31.3% and 31.6% in Europe, and 23.2%, 22.2% and 22.0% in Asia and Oceania, respectively.

Canon sells laser printers on an OEM basis to Hewlett-Packard Company; such sales constituted 17.0%, 19.3% and 20.1% of consolidated net sales for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in the Office Business Unit.

Canon’s manufacturing operations are conducted primarily at 28 plants in Japan and 17 overseas plants which are located in countries or regions such as the United States, Germany, France, the Netherlands, Taiwan, China, Malaysia, Thailand and Vietnam.

(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.

Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“GAAP”). These adjustments were not recorded in the statutory books of account.

(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions and employee retirement and severance benefit obligations. Actual results could differ materially from those estimates.

(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).

Gains and losses resulting from foreign currency transactions, including foreign exchange contracts, and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses was a net gain of ¥9,130 million for the year ended December 31, 2012, a net loss of ¥3,287 million for the year ended December 31, 2011 and a net gain of ¥3,089 million for the year ended December 31, 2010, respectively.

(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months, classified as available-for-sale securities of ¥141,729 million and ¥204,307 million at December 31, 2012 and 2011, respectively, are included in cash and cash equivalents in the consolidated balance sheets.

(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and marketable equity securities, investments in affiliated companies and non-marketable equity securities. Canon reports investments with maturities of less than one year as short-term investments.

Canon classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Canon does not hold any trading securities, which are bought and held primarily for the purpose of sale in the near term.

Available-for-sale securities are recorded at fair value. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. Unrealized holding gains and losses, net of the related tax effect, are reported as a separate component of other comprehensive income (loss) until realized. Held-to-maturity securities are recorded at amortized cost, adjusted for amortization of premiums and accretion of discounts.

Available-for-sale and held-to-maturity securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.

Realized gains and losses are determined by the average cost method and reflected in earnings.

Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities in companies over which Canon does not have the ability to exercise significant influence are stated at cost and reviewed periodically for impairment.

(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the average method for domestic inventories and principally by the first-in, first-out method for overseas inventories.

(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.

The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the lease term, generally from 2 years to 5 years.

(l)	Goodwill and Other Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. Canon performs its impairment test of goodwill using the two-step approach at the reporting unit level, which is one level below the operating segment level. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon performs the second step to measure an impairment charge in the amount by which the carrying amount of a reporting unit’s goodwill exceeds its implied fair value. Intangible assets with finite useful lives consist primarily of software, license fees, patented technologies and customer relationships. Software and license fees are amortized using the straight-line method over the estimated useful lives, which range from 3 years to 5 years for software and 5 years to 10 years for license fees. Patented technologies are amortized using the straight-line method principally over the estimated useful life of 3 years. Customer relationships are amortized principally using the declining-balance method over the estimated useful life of 5 years. Certain costs incurred in connection with developing or obtaining internal-use software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal-use software are capitalized at the application development stage. In addition, Canon develops or obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.

(m)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

(n)	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.

Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

(o)	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

(p)	Net Income Attributable to Canon Inc. Stockholders per Share

Basic net income attributable to Canon Inc. stockholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. stockholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.

(q)	Revenue Recognition

Canon generates revenue principally through the sale of office and imaging system products, equipment, supplies, and related services under separate contractual arrangements. Canon recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is probable.

Revenue from sales of office products, such as office MFDs and laser printers, and imaging system products, such as digital cameras and inkjet printers, is recognized upon shipment or delivery, depending upon when title and risk of loss transfer to the customer.

Revenue from sales of optical equipment, such as semiconductor lithography equipment and FPD lithography equipment that are sold with customer acceptance provisions related to their functionality, is recognized when the equipment is installed at the customer site and the specific criteria of the equipment functionality are successfully tested and demonstrated by Canon. Service revenue is derived primarily from separately priced product maintenance contracts on equipment sold to customers and is measured at the stated amount of the contract and recognized as services are provided.

Canon also offers separately priced product maintenance contracts for most office products, for which the customer typically pays a stated base service fee plus a variable amount based on usage. Revenue from these service maintenance contracts is measured at the stated amount of the contract and recognized as services are provided and variable amounts are earned.

Revenue from the sale of equipment under sales-type leases is recognized at the inception of the lease. Income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When equipment leases are bundled with product maintenance contracts, revenue is first allocated considering the relative fair value of the lease and non-lease deliverables based upon the estimated relative fair values of each element. Lease deliverables generally include equipment, financing and executory costs, while non-lease deliverables generally consist of product maintenance contracts and supplies.

For all other arrangements with multiple elements, Canon allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting. Otherwise, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Canon records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions and volume-based rebates. Estimated reductions to sales are based upon historical trends and other known factors at the time of sale. During the year ended December 31, 2012, Canon revised its estimates for sales incentive programs accrual. This change in estimate caused an increase in net income attributable to Canon Inc. by ¥10,785 million, and an increase in basic and diluted net income attributable to Canon Inc. stockholders per share by ¥9.19 each. In addition, Canon provides price protection to certain resellers of its products, and records reductions to sales for the estimated impact of price protection obligations when announced.

Estimated product warranty costs are recorded at the time revenue is recognized and are included in selling, general and administrative expenses in the consolidated statements of income. Estimates for accrued product warranty costs are based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.

(r)	Research and Development Costs

Research and development costs are expensed as incurred.

(s)	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥83,134 million, ¥81,232 million and ¥94,794 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(t)	Shipping and Handling Costs

Shipping and handling costs totaled ¥38,499 million, ¥43,308 million and ¥56,306 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

(u)	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.

Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item. Gains and losses from hedging ineffectiveness are included in other income (deductions). Gains and losses related to the components of hedging instruments excluded from the assessment of hedge effectiveness are included in other income (deductions).

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.

Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

(v)	Guarantees

Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.

(w)	Recently Issued Accounting Guidance

In June 2011, the Financial Accounting Standards Board (“FASB”) issued an amendment which requires presentation of net income and other comprehensive income in one continuous statement or in two separate but consecutive statements, which is applied retrospectively for all periods presented. Canon adopted this amended guidance from the quarter beginning January 1, 2012. This adoption did not have a material impact on Canon’s consolidated results of operations and financial condition.

In February 2013, the FASB issued an amendment which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component, and to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. Canon will adopt this amended guidance from the quarter beginning January 1, 2013, and does not expect the adoption of this guidance to have a material impact on Canon’s consolidated results of operations and financial condition.

Investments	12 Months Ended
Dec. 31, 2012
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥30	¥—	¥—	¥30

Noncurrent:
Government bonds	¥181	¥—	¥—	¥181
Corporate bonds	590	—	30	560
Fund trusts	1,192	43	1	1,234
Equity securities	14,866	7,033	564	21,335

	¥16,829	¥7,076	¥595	¥23,310

	December 31, 2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥20	¥—	¥—	¥20

Noncurrent:
Government bonds	¥172	¥—	¥22	¥150
Corporate bonds	569	73	84	558
Fund trusts	1,867	2	43	1,826
Equity securities	15,911	3,200	1,387	17,724

	¥18,519	¥3,275	¥1,536	¥20,258

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2012:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥30	¥30
Due after one year through five years	953	990
Due after five years through ten years	1,010	985

	¥1,993	¥2,005

Gross realized gains were ¥238 million, ¥204 million and ¥641 million for the years ended December 31, 2012, 2011 and 2010, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥1,545 million, ¥4,281 million and ¥1,961 million for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months are ¥28,292 million and ¥125,497 million at December 31, 2012 and 2011, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥14,808 million and ¥14,583 million at December 31, 2012 and 2011, respectively. These investments were not evaluated for impairment at December 31, 2012 and 2011, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥17,345 million and ¥15,776 million at December 31, 2012 and 2011, respectively. Canon’s share of the net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥610 million, losses of ¥7,368 million and earnings of ¥10,471 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Trade Receivables	12 Months Ended
Dec. 31, 2012
Trade Receivables
3.	Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Notes	¥17,207	¥16,739
Accounts	569,138	528,032

	586,345	544,771
Less allowance for doubtful receivables	(12,970)	(11,563)

	¥573,375	¥533,208

Inventories	12 Months Ended
Dec. 31, 2012
Inventories	Inventories are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Finished goods	¥391,194	¥291,023
Work in process	139,923	166,076
Raw materials	20,506	19,605

	¥551,623	¥476,704

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Land	¥272,233	¥268,493
Buildings	1,447,838	1,367,187
Machinery and equipment	1,586,827	1,499,331
Construction in progress	112,919	94,507

	3,419,817	3,229,518
Less accumulated depreciation	(2,159,453)	(2,038,682)

	¥1,260,364	¥1,190,836

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was ¥211,973 million, ¥210,179 million and ¥232,327 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥38,893 million and ¥47,690 million at December 31, 2012 and 2011, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.

Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2012
Finance Receivables and Operating Leases
6.	Finance Receivables and Operating Leases

Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the sales of Canon’s and complementary third-party products primarily in foreign countries. These receivables typically have terms ranging from 1 year to 8 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2012	2011
	(Millions of yen)
Total minimum lease payments receivable	¥231,221	¥204,326
Unguaranteed residual values	8,863	8,195
Executory costs	(2,598)	(2,275)
Unearned income	(27,521)	(24,955)

	209,965	185,291
Less allowance for credit losses	(6,908)	(7,039)

	203,057	178,252
Less current portion	(74,168)	(66,337)

	¥128,889	¥111,915

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥7,039	¥7,983
Charge-offs	(1,304)	(1,937)
Provision	1,922	2,052
Other	(749)	(1,059)

Balance at end of year	¥6,908	¥7,039

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2012 and 2011 are not significant.

The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2012 and 2011 was ¥80,186 million and ¥75,391 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2012 and 2011 was ¥58,433 million and ¥54,791 million, respectively.

The following is a schedule by year of the future minimum lease payments to be received under financing leases and non-cancelable operating leases at December 31, 2012.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2013	¥89,794	¥7,073
2014	63,348	4,359
2015	38,983	3,038
2016	19,221	2,195
2017	19,472	1,671
Thereafter	403	4,084

	¥231,221	¥22,420

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

7.	Acquisitions

In March 2010, Canon acquired 45.2% of the total outstanding shares of Océ N.V. (“Océ”), which was listed on NYSE Euronext Amsterdam, principally through a fully self-funded public cash tender offer for consideration of ¥50,374 million, in addition to the 22.9% interest Canon held before the public cash tender offer. In addition, Canon acquired Océ’s convertible cumulative financing preference shares representing 19.1% of the total outstanding shares of Océ for consideration of ¥8,027 million. As a result, Canon’s aggregate interest represented 87.2% of the total outstanding shares of Océ at that time. The fair value of the 12.8% noncontrolling interest in Océ of ¥18,245 million was measured based on the quoted price of Océ’s common stock on the acquisition date. Canon holds 99.4% of Océ’s outstanding shares at December 31, 2012.

The acquisition was accounted for using the acquisition method. Prior to the March 2010 acquisition date, Canon accounted for its 22.9% interest in Océ using the equity method. The acquisition-date fair value of the previous equity interest of ¥25,508 million was remeasured using the quoted price of Océ’s common stock on the acquisition date and included in the measurement of the total acquisition consideration. In connection with the acquisition, Canon repaid ¥55,378 million of Océ’s existing bank debt and ¥22,936 million of Océ’s existing United States Private Placement notes, which are included in decrease in short-term loans in the consolidated statement of cash flows.

Océ is engaged in research and development, manufacture and sale of document management systems, printing systems for professionals and high-speed, wide format digital printing systems. Canon and Océ have complementary technologies and products and would benefit from this strong business relationship. Amid the increasingly competitive printing industry, Canon is further strengthening its business foundation in order to solidify its position as one of the global leaders. Canon aims to provide diversified solutions to its customers in the printing industry by making Océ a consolidated subsidiary.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	¥122,248
Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658

Non-current assets	227,364

Total acquired assets	349,612
Total assumed liabilities	247,458

Net assets acquired	¥102,154

Intangible assets acquired, which are subject to amortization, consist of customer relationships of ¥32,747 million, patented technologies of ¥11,316 million, and other intangible assets of ¥12,234 million. Canon has estimated the amortization period for the customer relationships and patented technologies to be 5 years and 3 years, respectively. The weighted average amortization period for all intangible assets is approximately 4.4 years.

Goodwill recognized, which is assigned to the Office Business Unit for impairment testing, is attributable primarily to expected synergies from combining operations of Océ and Canon. None of the goodwill is expected to be deductible for income tax purposes.

The amount of net sales of Océ included in Canon’s consolidated statement of income from the acquisition date for the year ended December 31, 2010 was ¥246,518 million.

The unaudited pro forma net sales as if Océ had been included in Canon’s consolidated statements of income from the beginning of the year ended December 31, 2010 was ¥3,772,425 million. Pro forma net income was not disclosed because the impact on Canon’s consolidated statements of income was not material.

Canon acquired businesses other than this described above during the years ended December 31, 2012, 2011, and 2010. Such acquisitions were accounted for using the acquisition method but were not material to its consolidated financial statements.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

Intangible assets subject to amortization acquired during the years ended December 31, 2012 and 2011 totaled ¥34,196 million and ¥35,994 million, which primarily consist of software of ¥33,985 million and ¥33,217 million, respectively. The weighted average amortization periods for intangible assets in total acquired during the years ended December 31, 2012 and 2011 are approximately 4 years and 5 years, respectively. The weighted average amortization periods for software acquired during the years ended December 31, 2012 and 2011 are approximately 4 years.

The components of intangible assets subject to amortization at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥225,894	¥131,875	¥205,235	¥115,131
Customer relationships	39,615	26,938	34,957	18,724
Patented technologies	25,900	19,028	24,342	13,317
License fees	20,142	14,573	20,425	12,867
Other	22,776	9,382	19,235	6,857

	¥334,327	¥201,796	¥304,194	¥166,896

Aggregate amortization expense for the years ended December 31, 2012, 2011 and 2010 was ¥46,160 million, ¥51,164 million and ¥43,866 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥44,409 million in 2013, ¥34,219 million in 2014, ¥20,576 million in 2015, ¥11,822 million in 2016, and ¥6,605 million in 2017.

Intangible assets not subject to amortization other than goodwill at December 31, 2012 and 2011 were not significant.

For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2012 and 2011 were as follows:

	Year ended December 31, 2012
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥102,060	¥12,088	¥4,873	¥119,021
Goodwill acquired during the year	—	—	961	961
Translation adjustments and other	9,288	586	987	10,861

Balance at end of year	¥111,348	¥12,674	¥6,821	¥130,843

	Year ended December 31, 2011
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥107,301	¥12,386	¥5,502	¥125,189
Translation adjustments and other	(5,241)	(298)	(629)	(6,168)

Balance at end of year	¥102,060	¥12,088	¥4,873	¥119,021

Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Loans and Long-Term Debt
9.	Short-Term Loans and Long-Term Debt

Short-term loans consisting of bank borrowings at December 31, 2012 and 2011 were ¥319 million and ¥4,641 million, respectively. The weighted average interest rates on short-term loans outstanding at December 31, 2012 and 2011 were 4.00% and 2.72%, respectively.

Long-term debt consisted of the following:

	December 31
	2012	2011
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.94% and 1.68% at December 31, 2012 and 2011, respectively	¥132	¥1,297
0.75% Japanese yen notes, due 2012	—	1,020
0.84% Japanese yen notes, due 2013	—	156
Capital lease obligations	3,532	4,597

	3,664	7,070
Less current portion	(1,547)	(3,702)

	¥2,117	¥3,368

The aggregate annual maturities of long-term debt outstanding at December 31, 2012 were as follows:

(Millions of yen)
Year ending December 31:
2013	¥1,547
2014	1,199
2015	611
2016	182
2017	91
Thereafter	34

¥3,664

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.

Trade Payables	12 Months Ended
Dec. 31, 2012
Trade Payables
10.	Trade Payables
Trade payables are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Notes	¥11,971	¥16,519
Accounts	313,264	364,013

	¥325,235	¥380,532

Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2012
Employee Retirement and Severance Benefits
11.	Employee Retirement and Severance Benefits

The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees.

The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2012, 2011 and 2010 were ¥13,021 million, ¥12,511 million and ¥11,780 million, respectively.

Obligations and funded status

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥626,924	¥593,274	¥262,130	¥261,130
Service cost	25,738	25,875	5,884	5,756
Interest cost	11,788	12,354	13,176	12,748
Plan participants’ contributions	—	—	2,315	2,680
Amendments	—	(1,913)	—	—
Actuarial loss	6,049	14,845	45,145	3,872
Benefits paid	(18,979)	(17,511)	(10,407)	(8,234)
Foreign currency exchange rate changes	—	—	46,366	(15,822)

Benefit obligations at end of year	651,520	626,924	364,609	262,130
Change in plan assets:
Fair value of plan assets at beginning of year	448,736	460,090	192,033	197,835
Actual return on plan assets	41,593	(17,285)	25,290	2,335
Employer contributions	22,589	22,282	7,832	8,228
Plan participants’ contributions	—	—	2,315	2,680
Benefits paid	(17,466)	(16,351)	(9,825)	(8,201)
Foreign currency exchange rate changes	—	—	31,889	(10,844)

Fair value of plan assets at end of year	495,452	448,736	249,534	192,033

Funded status at end of year	¥(156,068)	¥(178,188)	¥(115,075)	¥(70,097)

Amounts recognized in the consolidated balance sheets at December 31, 2012 and 2011 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Other assets	¥—	¥54	¥1,371	¥1,397
Accrued expenses	—	—	(383)	(132)
Accrued pension and severance cost	(156,068)	(178,242)	(116,063)	(71,362)

	¥(156,068)	¥(178,188)	¥(115,075)	¥(70,097)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Actuarial loss	¥253,748	¥291,778	¥50,417	¥16,095
Prior service credit	(117,633)	(130,712)	(261)	(345)

	¥136,115	¥161,066	¥50,156	¥15,750

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Accumulated benefit obligation	¥620,589	¥595,689	¥328,736	¥238,675

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥651,520	¥622,645	¥360,742	¥259,517
Fair value of plan assets	495,452	444,403	244,296	188,023
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥615,551	¥591,830	¥324,869	¥160,941
Fair value of plan assets	489,929	444,403	244,296	111,527

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
	(Millions of yen)
Service cost	¥25,738	¥25,875	¥23,331	¥5,884	¥5,756	¥5,660
Interest cost	11,788	12,354	12,636	13,176	12,748	11,792
Expected return on plan assets	(13,791)	(16,485)	(16,591)	(11,806)	(12,112)	(10,540)
Amortization of net transition obligation	—	722	722	—	—	—
Amortization of prior service credit	(13,079)	(13,674)	(13,878)	(116)	(93)	(116)
Amortization of actuarial loss	16,277	14,462	14,545	1,351	621	1,050

	¥26,933	¥23,254	¥20,765	¥8,489	¥6,920	¥7,846

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
	(Millions of yen)
Current year actuarial (gain) loss	¥(21,753)	¥48,615	¥34,348	¥31,661	¥13,649	¥(14,713)
Amortization of actuarial loss	(16,277)	(14,462)	(14,545)	(1,351)	(621)	(1,050)
Prior service credit due to amendments	—	(1,913)	(423)	—	—	(149)
Amortization of prior service credit	13,079	13,674	13,878	116	93	116
Amortization of net transition obligation	—	(722)	(722)	—	—	—

	¥(24,951)	¥45,192	¥32,536	¥30,426	¥13,121	¥(15,796)

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)
Prior service credit	¥(13,070)	¥(124)
Actuarial loss	14,414	1,413

Assumptions

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
Discount rate	1.8%	1.9%	3.6%	4.6%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.2%	2.4%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
Discount rate	1.9%	2.1%	2.3%	4.6%	4.9%	4.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.4%	2.9%	2.8%
Expected long-term rate of return on plan assets	3.1%	3.6%	3.6%	5.4%	5.7%	6.1%

Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.

Plan assets

Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Canon’s model portfolio for Japanese plans consists of three major components: approximately 30% is invested in equity securities, approximately 50% is invested in debt securities, and approximately 20% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Canon’s model portfolio for foreign plans has been developed as follows: approximately 40% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 5% is invested in other investment vehicles, primarily consisting of investments in real estate assets.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Canon has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon has investigated the quality of the issue, including rating, interest rate, and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon has selected the appropriate investment country and currency.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of Canon’s pension plan assets at December 31, 2012 and 2011, by asset category, are as follows:

	December 31, 2012
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥34,387	¥—	¥—	¥34,387	¥—	¥—	¥—	¥—
Foreign companies	6,560	—	—	6,560	13,149	—	—	13,149
Pooled funds (b)	—	99,631	—	99,631	—	60,142	—	60,142
Debt securities:
Government bonds (c)	20,301	—	—	20,301	4,345	—	—	4,345
Municipal bonds	—	1,064	—	1,064	—	21	—	21
Corporate bonds	—	8,425	—	8,425	—	—	—	—
Pooled funds (d)	—	192,386	—	192,386	—	128,647	—	128,647
Mortgage backed securities (and other asset backed securities)	—	8,400	—	8,400	—	236	—	236
Life insurance company general accounts	—	113,179	—	113,179	—	1,857	—	1,857
Other assets	—	9,813	1,306	11,119	—	41,137	—	41,137

	¥61,248	¥432,898	¥1,306	¥495,452	¥17,494	¥232,040	¥—	¥249,534

	December 31, 2011
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥37,875	¥—	¥—	¥37,875	¥—	¥—	¥—	¥—
Foreign companies	4,804	—	—	4,804	3,779	—	—	3,779
Pooled funds (f)	—	82,380	—	82,380	—	47,779	—	47,779
Debt securities:
Government bonds (g)	17,951	—	—	17,951	2,326	—	—	2,326
Municipal bonds	—	864	—	864	—	19	—	19
Corporate bonds	—	8,170	—	8,170	—	—	—	—
Pooled funds (h)	—	190,832	—	190,832	—	92,653	—	92,653
Mortgage backed securities (and other asset backed securities)	—	4,842	—	4,842	—	2,726	—	2,726
Life insurance company general accounts	—	92,700	—	92,700	—	—	—	—
Other assets	—	7,171	1,147	8,318	—	42,751	—	42,751

	¥60,630	¥386,959	¥1,147	¥448,736	¥6,105	¥185,928	¥—	¥192,033

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥565 million.
(b)	These funds invest in listed equity securities consisting of approximately 20% Japanese companies and 80% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 65% Japanese government bonds, 25% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 30% foreign government bonds and 70% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.

Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value.

The fair value of Level 3 assets, consisting of hedge funds, was ¥1,306 million and ¥1,147 million at December 31, 2012 and 2011, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the years ended December 31, 2012 and 2011 were not significant.

Contributions

Canon expects to contribute ¥18,610 million to its Japanese defined benefit pension plans and ¥21,454 million to its foreign defined benefit pension plans for the year ending December 31, 2013.

Estimated future benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2013	¥15,961	¥8,954
2014	16,947	8,876
2015	18,765	9,094
2016	20,524	9,792
2017	21,970	10,467
2018 – 2022	141,232	61,438

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
12.	Income Taxes

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2012
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥257,640	¥84,917	¥342,557

Income taxes:
Current	¥73,573	¥29,052	¥102,625
Deferred	13,900	(6,413)	7,487

	¥87,473	¥22,639	¥110,112

	Year ended December 31, 2011
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥287,592	¥86,932	¥374,524

Income taxes:
Current	¥67,671	¥23,615	¥91,286
Deferred	21,047	8,082	29,129

	¥88,718	¥31,697	¥120,415

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 40% for the years ended December 31, 2012, 2011 and 2010.

Amendments to the Japanese tax regulations were enacted into law on November 30, 2011. As a result of these amendments, the statutory income tax rate will be reduced from approximately 40% to 38% effective from the year beginning January 1, 2013, and to approximately 35% effective from the year beginning January 1, 2016 thereafter. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities expected to be settled or realized in the period from January 1, 2013 to December 31, 2015 is approximately 38% and for periods subsequent to December 31, 2015 the rate is approximately 35%. The adjustments of deferred tax assets and liabilities for this change in the tax rate amounted to ¥6,599 million and have been reflected in income taxes in the consolidated statement of income for the year ended December 31, 2011.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2012	2011	2010
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.6	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.3)	(4.3)	(3.5)
Tax credit for research and development expenses	(5.7)	(3.9)	(5.1)
Change in valuation allowance	(1.7)	(0.5)	2.8
Effect of enacted changes in tax laws and rates on Japanese tax	—	1.8	—
Other	3.0	(1.5)	0.7

Effective income tax rate	32.1%	32.2%	35.7%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2012	2011
	(Millions of yen)
Prepaid expenses and other current assets	¥62,358	¥61,961
Other assets	121,934	130,582
Other current liabilities	(2,662)	(1,735)
Other noncurrent liabilities	(44,712)	(43,542)

	¥136,918	¥147,266

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	December 31
	2012	2011
	(Millions of yen)
Deferred tax assets:
Inventories	¥13,040	¥18,885
Accrued business tax	4,754	3,227
Accrued pension and severance cost	86,442	90,025
Research and development—costs capitalized for tax purposes	12,658	12,898
Property, plant and equipment	28,780	31,624
Accrued expenses	36,528	37,992
Net operating losses carried forward	32,494	31,967
Other	41,366	38,220

	256,062	264,838
Less valuation allowance	(32,167)	(33,788)

Total deferred tax assets	223,895	231,050

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,235)	(6,783)
Net unrealized gains on securities	(2,437)	(1,180)
Tax deductible reserve	(6,417)	(6,385)
Financing lease revenue	(41,417)	(40,878)
Prepaid pension and severance cost	(1,073)	(2,224)
Other	(27,398)	(26,334)

Total deferred tax liabilities	(86,977)	(83,784)

Net deferred tax assets	¥136,918	¥147,266

The net changes in the total valuation allowance were a decrease of ¥1,621 million for the year ended December 31, 2012, a decrease of ¥1,519 million and an increase of ¥13,119 million for the years ended December 31, 2011 and 2010, respectively.

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the existing valuation allowance, at December 31, 2012.

At December 31, 2012, Canon had net operating losses which can be carried forward for income tax purposes of ¥122,850 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to twenty years as follows:

(Millions of yen)
Within one year	¥2,583
After one year through five years	28,470
After five years through ten years	15,803
After ten years through twenty years	44,533
Indefinite period	31,461

Total	¥122,850

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥22,604 million for a portion of undistributed earnings of foreign subsidiaries that arose for the year ended December 31, 2012 and prior years because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. At December 31, 2012, such undistributed earnings of these subsidiaries were ¥894,850 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Balance at beginning of year	¥2,933	¥6,035	¥13,235
Additions for tax positions of the current year	869	149	73
Additions for tax positions of prior years	4,903	431	805
Reductions for tax positions of prior years	(1,546)	(2,139)	(8,354)
Settlements with tax authorities	(41)	(1,264)	(2,471)
Additions from acquisitions	—	—	4,066
Other	593	(279)	(1,319)

Balance at end of year	¥7,711	¥2,933	¥6,035

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, are ¥7,711 million and ¥2,809 million at December 31, 2012 and 2011, respectively.

Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future period. Based on each of the items of which Canon is aware at December 31, 2012, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2012 and 2011, and interest and penalties included in income taxes for the years ended December 31, 2012, 2011 and 2010 are not material.

Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2012. While there has been no specific indication by the tax authority that Canon will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for years after 2003. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2006 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2005 in major foreign tax jurisdictions.

Legal Reserve and Retained Earnings	12 Months Ended
Dec. 31, 2012
Legal Reserve and Retained Earnings

13.	Legal Reserve and Retained Earnings

The Corporation Law of Japan provides that an amount equal to 10% of distributions from retained earnings paid by the Company and its Japanese subsidiaries be appropriated as a legal reserve. No further appropriations are required when the total amount of the additional paid-in capital and the legal reserve equals 25% of their respective stated capital. The Corporation Law of Japan also provides that additional paid-in capital and legal reserve are available for appropriations by the resolution of the stockholders. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

Cash dividends and appropriations to the legal reserve charged to retained earnings for the years ended December 31, 2012, 2011 and 2010 represent dividends paid out during those years and the related appropriations to the legal reserve. Retained earnings at December 31, 2012 did not reflect current year-end dividends in the amount of ¥80,695 million which were approved by the stockholders in March 2013.

The amount available for dividends under the Corporation Law of Japan is based on the amount recorded in the Company’s nonconsolidated books of account in accordance with generally accepted accounting standards of Japan. Such amount was ¥1,090,834 million at December 31, 2012.

Retained earnings at December 31, 2012 included Canon’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥17,094 million.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss)
14.	Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Foreign currency translation adjustments:
Balance at beginning of year	¥(378,863)	¥(325,612)	¥(202,628)
Adjustments for the year	131,129	(53,251)	(122,984)

Balance at end of year	(247,734)	(378,863)	(325,612)
Net unrealized gains and losses on securities:
Balance at beginning of year	1,003	3,020	3,285
Adjustments for the year	3,143	(2,017)	(265)

Balance at end of year	4,146	1,003	3,020
Net gains and losses on derivative instruments:
Balance at beginning of year	455	917	71
Adjustments for the year	(4,917)	(462)	846

Balance at end of year	(4,462)	455	917
Pension liability adjustments:
Balance at beginning of year	(104,368)	(68,784)	(61,546)
Adjustments for the year	(14,831)	(35,584)	(7,238)

Balance at end of year	(119,199)	(104,368)	(68,784)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(481,773)	(390,459)	(260,818)
Adjustments for the year	114,524	(91,314)	(129,641)

Balance at end of year	¥(367,249)	¥(481,773)	¥(390,459)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2012:
Foreign currency translation adjustments	¥134,930	¥(1,195)	¥133,735
Net unrealized gains and losses on securities:
Amount arising during the year	3,418	(1,004)	2,414
Reclassification adjustments for gains and losses realized in net income	1,307	(456)	851

Net change during the year	4,725	(1,460)	3,265
Net gains and losses on derivative instruments:
Amount arising during the year	(10,647)	4,041	(6,606)
Reclassification adjustments for gains and losses realized in net income	2,440	(714)	1,726

Net change during the year	(8,207)	3,327	(4,880)
Pension liability adjustments:
Amount arising during the year	(13,888)	(1,738)	(15,626)
Reclassification adjustments for gains and losses realized in net income	4,433	(1,594)	2,839

Net change during the year	(9,455)	(3,332)	(12,787)

Other comprehensive income (loss)	¥121,993	¥(2,660)	¥119,333

2011:
Foreign currency translation adjustments	¥(53,839)	¥(247)	¥(54,086)
Net unrealized gains and losses on securities:
Amount arising during the year	(7,571)	3,010	(4,561)
Reclassification adjustments for gains and losses realized in net income	4,077	(1,632)	2,445

Net change during the year	(3,494)	1,378	(2,116)
Net gains and losses on derivative instruments:
Amount arising during the year	4,221	(1,708)	2,513
Reclassification adjustments for gains and losses realized in net income	(5,006)	2,044	(2,962)

Net change during the year	(785)	336	(449)
Pension liability adjustments:
Amount arising during the year	(59,928)	20,252	(39,676)
Reclassification adjustments for gains and losses realized in net income	2,038	(739)	1,299

Net change during the year	(57,890)	19,513	(38,377)

Other comprehensive income (loss)	¥(116,008)	¥20,980	¥(95,028)

2010:
Foreign currency translation adjustments	¥(128,271)	¥1,353	¥(126,918)
Net unrealized gains and losses on securities:
Amount arising during the year	(2,179)	671	(1,508)
Reclassification adjustments for gains and losses realized in net income	1,320	42	1,362

Net change during the year	(859)	713	(146)
Net gains and losses on derivative instruments:
Amount arising during the year	8,409	(3,573)	4,836
Reclassification adjustments for gains and losses realized in net income	(6,990)	2,921	(4,069)

Net change during the year	1,419	(652)	767
Pension liability adjustments:
Amount arising during the year	(19,170)	8,314	(10,856)
Reclassification adjustments for gains and losses realized in net income	2,323	(794)	1,529

Net change during the year	(16,847)	7,520	(9,327)

Other comprehensive income (loss)	¥(144,558)	¥8,934	¥(135,624)

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

15.	Stock-Based Compensation

On May 1, 2011, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 912,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2011 was ¥772.

On May 1, 2010, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 890,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2010 was ¥988.

On May 1, 2009, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 954,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2009 was ¥699.

On May 1, 2008, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 592,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2008 was ¥1,247.

The compensation cost recognized for these stock options for the years ended December 31, 2012, 2011 and 2010 was ¥364 million, ¥748 million and ¥643 million, respectively, and is included in selling, general and administrative expenses in the consolidated statements of income.

The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

	Years ended December 31
	2011	2010
Expected term of option (in years)	4.0	4.0
Expected volatility	36.44%	38.00%
Dividend yield	3.16%	2.53%
Risk-free interest rate	0.44%	0.45%

A summary of option activity under the stock option plans as of and for the years ended December 31, 2012, 2011 and 2010 is presented below:

	Shares	Weighted–average exercise price	Weighted–average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2010	1,512,000	¥4,119	3.0	¥588
Granted	890,000	4,573
Forfeited	(182,000)	3,479

Outstanding at December 31, 2010	2,220,000	4,354	2.5	722
Granted	912,000	3,990
Exercised	(65,800)	3,287
Forfeited	(24,000)	4,282

Outstanding at December 31, 2011	3,042,200	4,268	2.0	88
Exercised	(10,800)	3,287
Forfeited	(305,000)	4,493

Outstanding at December 31, 2012	2,726,400	¥4,247	1.6	¥37

Exercisable at December 31, 2012	1,988,400	¥4,342	1.1	¥37

At December 31, 2012, all outstanding option awards were vested or expected to be vested.

A summary of the status of the Company’s nonvested shares at December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Year ended December 31, 2012
	Shares	Weighted–average grant-date fair value
		(Yen)
Nonvested at January 1, 2012	1,768,000	¥878
Vested	(848,000)	988
Forfeited	(182,000)	796

Nonvested at December 31, 2012	738,000	772

At December 31, 2012, there was ¥95 million of total unrecognized compensation cost related to nonvested stock options. That cost is expected to be recognized over a period of 0.33 year. The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 was ¥848 million, ¥547 million and ¥696 million, respectively. Cash received from the exercise of stock options for the year ended December 31, 2012 and 2011 was ¥35 million and ¥216 million, respectively.

Net Income Attributable to Canon Inc. Stockholders per Share	12 Months Ended
Dec. 31, 2012
Net Income Attributable to Canon Inc. Stockholders per Share

16.	Net Income Attributable to Canon Inc. Stockholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Net income attributable to Canon Inc.	¥224,564	¥248,630	¥246,603

	(Number of shares)
Average common shares outstanding	1,173,647,835	1,215,832,419	1,234,817,434
Effect of dilutive securities:
Stock options	20,574	60,552	50,603

Diluted common shares outstanding	1,173,668,409	1,215,892,971	1,234,868,037

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥191.34	¥204.49	¥199.71
Diluted	191.34	204.48	199.70

The computation of diluted net income attributable to Canon Inc. stockholders per share for the years ended December 31, 2012, 2011 and 2010 excludes certain outstanding stock options because the effect would be anti-dilutive.

Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivatives and Hedging Activities
17.	Derivatives and Hedging Activities

Risk management policy

Canon operates internationally, exposing it to the risk of changes in foreign currency exchange rates. Derivative financial instruments are comprised principally of foreign exchange contracts utilized by the Company and certain of its subsidiaries to reduce the risk. Canon assesses foreign currency exchange rate risk by continually monitoring changes in the exposures and by evaluating hedging opportunities. Canon does not hold or issue derivative financial instruments for trading purposes. Canon is also exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it is not expected that any counterparties will fail to meet their obligations. Most of the counterparties are internationally recognized financial institutions and selected by Canon taking into account their financial condition, and contracts are diversified across a number of major financial institutions.

Foreign currency exchange rate risk management

Canon’s international operations expose Canon to the risk of changes in foreign currency exchange rates. Canon uses foreign exchange contracts to manage certain foreign currency exchange exposures principally from the exchange of U.S. dollars and euros into Japanese yen. These contracts are primarily used to hedge the foreign currency exposure of forecasted intercompany sales and intercompany trade receivables that are denominated in foreign currencies. In accordance with Canon’s policy, a specific portion of foreign currency exposure resulting from forecasted intercompany sales are hedged using foreign exchange contracts which principally mature within three months.

Cash flow hedge

Changes in the fair value of derivative financial instruments designated as cash flow hedges, including foreign exchange contracts associated with forecasted intercompany sales, are reported in accumulated other comprehensive income (loss). These amounts are subsequently reclassified into earnings through other income (deductions) in the same period as the hedged items affect earnings. Substantially all amounts recorded in accumulated other comprehensive income (loss) at year-end are expected to be recognized in earnings over the next twelve months. Canon excludes the time value component from the assessment of hedge effectiveness. Changes in the fair value of a foreign exchange contract for the period between the date that the forecasted intercompany sales occur and its maturity date are recognized in earnings and not considered hedge ineffectiveness.

Derivatives not designated as hedges

Canon has entered into certain foreign exchange contracts to primarily offset the earnings impact related to fluctuations in foreign currency exchange rates associated with certain assets denominated in foreign currencies. Although these foreign exchange contracts have not been designated as hedges as required in order to apply hedge accounting, the contracts are effective from an economic perspective. The changes in the fair value of these contracts are recorded in earnings immediately.

Contract amounts of foreign exchange contracts at December 31, 2012 and 2011 are set forth below:

	December 31
	2012	2011
	(Millions of yen)
To sell foreign currencies	¥420,272	¥391,455
To buy foreign currencies	66,563	75,016

Fair value of derivative instruments in the consolidated balance sheets

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2012 and 2011.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2012	2011
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥443	¥1,325
Liabilities:
Foreign exchange contracts	Other current liabilities	4,472	1,270

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2012	2011
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥388	¥3,393
Liabilities:
Foreign exchange contracts	Other current liabilities	21,021	1,340

Effect of derivative instruments in the consolidated statements of income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2012:
Foreign exchange contracts	¥(8,207)	Other, net	¥(2,440)	Other, net	¥(221)
2011:
Foreign exchange contracts	(785)	Other, net	5,006	Other, net	(457)
2010:
Foreign exchange contracts	1,419	Other, net	6,990	Other, net	(302)

Derivatives not designated as hedging instruments

		Gain (loss) recognized in income on derivative
		Years ended December 31
	Location	2012	2011	2010
		(Millions of yen)
Foreign exchange contracts	Other, net	¥(30,602)	¥11,168	¥50,794

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities

18.	Commitments and Contingent Liabilities

Commitments

At December 31, 2012, commitments outstanding for the purchase of property, plant and equipment approximated ¥39,520 million, and commitments outstanding for the purchase of parts and raw materials approximated ¥65,311 million.

Canon occupies sales offices and other facilities under lease arrangements accounted for as operating leases. Deposits made under such arrangements aggregated ¥13,313 million and ¥14,171 million at December 31, 2012 and 2011, respectively, and are included in noncurrent receivables in the accompanying consolidated balance sheets. Rental expenses under such operating lease arrangements amounted to ¥40,273 million, ¥38,167 million and ¥40,396 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2012 are as follows:

(Millions of yen)
Year ending December 31:
2013	¥25,101
2014	16,512
2015	11,296
2016	7,529
2017	5,623
Thereafter	9,746

Total future minimum lease payments	¥75,807

Guarantees

Canon provides guarantees for bank loans of its employees, affiliates and other companies. The guarantees for the employees are principally made for their housing loans. The guarantees of loans of its affiliates and other companies are made to ensure that those companies operate with less financial risk.

For each guarantee provided, Canon would have to perform under a guarantee if the borrower defaults on a payment within the contract periods of 1 year to 30 years, in the case of employees with housing loans, and of 1 year to 10 years, in the case of affiliates and other companies. The maximum amount of undiscounted payments Canon would have had to make in the event of default is ¥13,333 million at December 31, 2012. The carrying amounts of the liabilities recognized for Canon’s obligations as a guarantor under those guarantees at December 31, 2012 were not significant.

Canon also issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. Changes in accrued product warranty cost for the years ended December 31, 2012 and 2011 are summarized as follows:

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥11,691	¥13,343
Addition	13,553	14,296
Utilization	(12,503)	(14,649)
Other	(578)	(1,299)

Balance at end of year	¥12,163	¥11,691

Legal proceedings

Canon is involved in various claims and legal actions arising in the ordinary course of business. Canon has recorded provisions for liabilities when it is probable that liabilities have been incurred and the amount of loss can be reasonably estimated. Canon reviews these provisions at least quarterly and adjusts these provisions to reflect the impact of the negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Based on its experience, although litigation is inherently unpredictable, Canon believes that any damage amounts claimed in outstanding matters are not a meaningful indicator of Canon’s potential liability. In the opinion of management, any reasonably possible range of losses from outstanding matters would not have a material adverse effect on Canon’s consolidated financial position, results of operations, or cash flows.

Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk

19.	Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk

Fair value of financial instruments

The estimated fair values of Canon’s financial instruments at December 31, 2012 and 2011 are set forth below. The following summary excludes cash and cash equivalents, trade receivables, finance receivables, noncurrent receivables, short-term loans, trade payables and accrued expenses for which fair values approximate their carrying amounts. The summary also excludes investments which are disclosed in Note 2.

	December 31
	2012		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(Millions of yen)
Long-term debt, including current installments	¥(3,664)	¥(3,654)	¥(7,070)	¥(7,053)
Foreign exchange contracts:
Assets	831	831	4,718	4,718
Liabilities	(25,493)	(25,493)	(2,610)	(2,610)

The following methods and assumptions are used to estimate the fair value in the above table.

Long-term debt

Canon’s long-term debt instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar debt instruments of comparable maturity. The levels are more fully described in Note 20.

Foreign exchange contracts

The fair values of foreign exchange contracts are measured based on the market price obtained from financial institutions.

Limitations of fair value estimates

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Concentrations of credit risk

At December 31, 2012 and 2011, one customer accounted for approximately 18% and 17% of consolidated trade receivables, respectively. Although Canon does not expect that the customer will fail to meet its obligations, Canon is potentially exposed to concentrations of credit risk if the customer failed to perform according to the terms of the contracts.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

20.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	—	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Assets and liabilities measured at fair value on a recurring basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥141,729	¥—	¥141,729
Available-for-sale (current):
Corporate bonds	30	—	—	30
Available-for-sale (noncurrent):
Government bonds	181	—	—	181
Corporate bonds	—	116	444	560
Fund trusts	159	1,075	—	1,234
Equity securities	21,335	—	—	21,335
Derivatives	—	831	—	831

Total assets	¥21,705	¥143,751	¥444	¥165,900

Liabilities:
Derivatives	¥—	¥25,493	¥—	¥25,493

Total liabilities	¥—	¥25,493	¥—	¥25,493

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥204,307	¥—	¥204,307
Available-for-sale (current):
Corporate bonds	20	—	—	20
Available-for-sale (noncurrent):
Government bonds	150	—	—	150
Corporate bonds	—	104	454	558
Fund trusts	151	1,675	—	1,826
Equity securities	17,724	—	—	17,724
Derivatives	—	4,718	—	4,718

Total assets	¥18,045	¥210,804	¥454	¥229,303

Liabilities:
Derivatives	¥—	¥2,610	¥—	¥2,610

Total liabilities	¥—	¥2,610	¥—	¥2,610

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active. Level 3 investments are mainly comprised of corporate bonds, which are valued based on cost approach, using unobservable inputs as the market for the assets was not active at the measurement date.

Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2012 and 2011.

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥454	¥1,950
Total gains or losses (realized or unrealized):
Included in earnings	3	(2)
Included in other comprehensive income (loss)	2	(12)
Purchases, issuances, and settlements	(15)	(1,482)

Balance at end of year	¥444	¥454

Gains and losses included in earnings are mainly related to corporate bonds still held at December 31, 2012 and 2011, and are reported in “Other, net” in the consolidated statements of income.

Assets and liabilities measured at fair value on a nonrecurring basis

During the year ended December 31, 2012, there were no circumstances that required any significant assets or liabilities to be measured at fair value on a nonrecurring basis.

During the year ended December 31, 2011, equity securities accounted for by the equity method with a carrying amount of ¥3,577 million were written down to their fair value of zero, resulting in an other-than-temporary impairment charge of ¥3,577 million, which was included in earnings. Equity securities accounted for by the equity method were classified as Level 3 instruments and valued based on an income approach using unobservable inputs such as projected income of the investment.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
21.	Supplemental Cash Flow Information

During the year ended December 31, 2010, the Company executed three separate share exchanges under which the Company made its three listed subsidiaries, Canon Finetech Inc., Canon Machinery Inc. and Tokki Corporation, its wholly owned subsidiaries. The Company issued no new shares, as it issued 10,000,853 shares of treasury stock for these transactions in total.

As a result of the share exchanges, the carrying amount of the Company’s noncontrolling interest in Canon Finetech Inc., Canon Machinery Inc. and Tokki Corporation was decreased from ¥38,644 million to zero.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
22.	Segment Information

Canon operates its business in three segments: the Office Business Unit, the Imaging System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

The primary products included in each segment are as follows:

Office Business Unit:	Office MFDs / Office copying machines / Personal-use copying machines / Laser MFDs / Laser printers / Digital production printing systems / High speed continuous feed printers / Wide-format printers / Document solution

Imaging System Business Unit*:	Interchangeable-lens digital cameras / Compact digital cameras / Digital camcorders / Digital cinema cameras / Interchangeable lenses / Inkjet printers / Large-format inkjet printers / Commercial photo printers / Image scanners / Broadcast equipment / Calculators

Industry and Others Business Unit:	Semiconductor lithography equipment / FPD lithography equipment / Digital radiography systems / Ophthalmic equipment / Vacuum thin-film deposition equipment / Organic LED panel manufacturing equipment / Micromotors / Computers / Handy terminals / Document scanners

* The “Consumer Business Unit” has been renamed the “Imaging System Business Unit” to be more consistent with its strategy to expand the business. This change in segment description has no impact on any financial information of this segment.

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.

Information about operating results and assets for each segment as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Office	Imaging System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2012:
Net sales:
External customers	¥1,751,960	¥1,404,394	¥323,434	¥—	¥3,479,788
Intersegment	5,615	1,577	84,406	(91,598)	—

Total	1,757,575	1,405,971	407,840	(91,598)	3,479,788
Operating cost and expenses	1,553,997	1,195,653	401,930	4,352	3,155,932

Operating profit	¥203,578	¥210,318	¥5,910	¥(95,950)	¥323,856

Total assets	¥828,222	¥614,328	¥337,899	¥2,175,054	¥3,955,503
Depreciation and amortization	77,660	53,664	34,264	92,545	258,133
Capital expenditures	58,402	58,142	44,086	146,031	306,661

2011:
Net sales:
External customers	¥1,912,112	¥1,311,023	¥334,298	¥—	¥3,557,433
Intersegment	5,831	1,021	86,565	(93,417)	—

Total	1,917,943	1,312,044	420,863	(93,417)	3,557,433
Operating cost and expenses	1,658,678	1,100,750	396,563	23,371	3,179,362

Operating profit (loss)	¥259,265	¥211,294	¥24,300	¥(116,788)	¥378,071

Total assets	¥821,782	¥452,809	¥362,638	¥2,293,498	¥3,930,727
Depreciation and amortization	93,196	45,609	29,685	92,853	261,343
Capital expenditures	53,888	48,192	37,648	122,753	262,481

2010:
Net sales:
External customers	¥1,978,945	¥1,389,622	¥338,334	¥—	¥3,706,901
Intersegment	8,324	1,705	94,624	(104,653)	—

Total	1,987,269	1,391,327	432,958	(104,653)	3,706,901
Operating cost and expenses	1,693,947	1,153,262	442,789	29,351	3,319,349

Operating profit (loss)	¥293,322	¥238,065	¥(9,831)	¥(134,004)	¥387,552

Total assets	¥855,893	¥414,022	¥307,029	¥2,406,876	¥3,983,820
Depreciation and amortization	103,548	41,665	37,387	93,593	276,193
Capital expenditures	53,115	36,266	27,105	77,061	193,547

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, finance receivables, investments, deferred tax assets, goodwill and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.

Information by major geographic area as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
	(Millions of yen)
Net sales:
Japan	¥720,286	¥694,450	¥695,749
Americas	939,873	961,955	1,023,299
Europe	1,014,038	1,113,065	1,172,474
Asia and Oceania	805,591	787,963	815,379

Total	¥3,479,788	¥3,557,433	¥3,706,901

Long-lived assets:
Japan	¥1,032,598	¥1,070,412	¥1,104,949
Americas	112,163	85,824	69,034
Europe	91,904	83,296	108,160
Asia and Oceania	159,435	89,334	72,846

Total	¥1,396,100	¥1,328,866	¥1,354,989

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States are ¥763,870 million, ¥779,652 million and ¥836,645 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2012, 2011 and 2010. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2012:
Net sales:
External customers	¥834,406	¥932,987	¥1,010,922	¥701,473	¥—	¥3,479,788
Intersegment	1,829,834	23,767	5,650	781,836	(2,641,087)	—

Total	2,664,240	956,754	1,016,572	1,483,309	(2,641,087)	3,479,788
Operating cost and expenses	2,336,536	937,111	972,585	1,437,527	(2,527,827)	3,155,932

Operating profit	¥327,704	¥19,643	¥43,987	¥45,782	¥(113,260)	¥323,856

Total assets	¥1,206,702	¥339,918	¥457,592	¥548,583	¥1,402,708	¥3,955,503

2011:
Net sales:
External customers	¥807,883	¥952,833	¥1,109,256	¥687,461	¥—	¥3,557,433
Intersegment	1,873,157	16,217	4,681	744,179	(2,638,234)	—

Total	2,681,040	969,050	1,113,937	1,431,640	(2,638,234)	3,557,433
Operating cost and expenses	2,273,336	948,593	1,069,489	1,388,580	(2,500,636)	3,179,362

Operating profit	¥407,704	¥20,457	¥44,448	¥43,060	¥(137,598)	¥378,071

Total assets	¥1,236,468	¥250,131	¥427,030	¥442,263	¥1,574,835	¥3,930,727

2010:
Net sales:
External customers	¥854,208	¥1,008,200	¥1,163,452	¥681,041	¥—	¥3,706,901
Intersegment	1,974,591	7,975	3,489	723,423	(2,709,478)	—

Total	2,828,799	1,016,175	1,166,941	1,404,464	(2,709,478)	3,706,901
Operating cost and expenses	2,398,439	993,310	1,126,521	1,357,663	(2,556,584)	3,319,349

Operating profit	¥430,360	¥22,865	¥40,420	¥46,801	¥(152,894)	¥387,552

Total assets	¥1,321,572	¥251,587	¥472,785	¥421,250	¥1,516,626	¥3,983,820

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II Valuation and Qualifying Accounts

Canon Inc. and Subsidiaries

Schedule II Valuation and Qualifying Accounts

	Balance at beginning of period	Addition- charged to income	Deduction bad debts written off	Translation adjustments and other	Balance at end of period
	(Millions of yen)
Year ended December 31, 2012:
Allowance for doubtful receivables
Trade receivables	¥11,563	¥2,149	¥(2,382)	¥1,640	¥12,970
Finance receivables	7,039	1,922	(1,304)	(749)	6,908
Year ended December 31, 2011:
Allowance for doubtful receivables
Trade receivables	¥14,920	¥492	¥(3,995)	¥146	¥11,563
Finance receivables	7,983	2,052	(1,937)	(1,059)	7,039
Year ended December 31, 2010:
Allowance for doubtful receivables
Trade receivables	¥11,343	¥787	¥(2,038)	¥4,828	¥14,920
Finance receivables	9,023	1,995	(3,103)	68	7,983

Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description of Business
(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, imaging system products and industry and other products. Office products consist mainly of office multifunction devices (“MFDs”), office copying machines, laser printers and digital production printing systems. Imaging system products consist mainly of interchangeable-lens digital cameras, compact digital cameras, interchangeable lenses, digital camcorders, digital cinema cameras, inkjet printers, large-format inkjet printers, commercial photo printers, image scanners and broadcast equipment. Industry and other products consist mainly of semiconductor lithography equipment, flat-panel-display (“FPD”) lithography equipment, digital radiography systems, vacuum thin-film deposition equipment and organic LED panel manufacturing equipment. Canon’s consolidated net sales for the years ended December 31, 2012, 2011 and 2010 were distributed as follows: the Office Business Unit 50.5%, 53.9% and 53.6%, the Imaging System Business Unit 40.4%, 36.9% and 37.5%, the Industry and Others Business Unit 11.7%, 11.8% and 11.7%, and elimination between segments 2.6%, 2.6% and 2.8%, respectively. These percentages were computed by dividing segment net sales, including intersegment sales, by consolidated net sales, based on the segment operating results described in Note 22.

Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. 79.3%, 80.5% and 81.2% of consolidated net sales for the years ended December 31, 2012, 2011 and 2010 were generated outside Japan, with 27.0%, 27.0% and 27.6% in the Americas, 29.1%, 31.3% and 31.6% in Europe, and 23.2%, 22.2% and 22.0% in Asia and Oceania, respectively.

Canon sells laser printers on an OEM basis to Hewlett-Packard Company; such sales constituted 17.0%, 19.3% and 20.1% of consolidated net sales for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in the Office Business Unit.

Canon’s manufacturing operations are conducted primarily at 28 plants in Japan and 17 overseas plants which are located in countries or regions such as the United States, Germany, France, the Netherlands, Taiwan, China, Malaysia, Thailand and Vietnam.

Basis of Presentation
(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.

Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“GAAP”). These adjustments were not recorded in the statutory books of account.

Principles of Consolidation
(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

Use of Estimates
(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions and employee retirement and severance benefit obligations. Actual results could differ materially from those estimates.

Translation of Foreign Currencies
(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).

Gains and losses resulting from foreign currency transactions, including foreign exchange contracts, and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses was a net gain of ¥9,130 million for the year ended December 31, 2012, a net loss of ¥3,287 million for the year ended December 31, 2011 and a net gain of ¥3,089 million for the year ended December 31, 2010, respectively.

Cash Equivalents
(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months, classified as available-for-sale securities of ¥141,729 million and ¥204,307 million at December 31, 2012 and 2011, respectively, are included in cash and cash equivalents in the consolidated balance sheets.

Investments
(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and marketable equity securities, investments in affiliated companies and non-marketable equity securities. Canon reports investments with maturities of less than one year as short-term investments.

Canon classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Canon does not hold any trading securities, which are bought and held primarily for the purpose of sale in the near term.

Available-for-sale securities are recorded at fair value. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. Unrealized holding gains and losses, net of the related tax effect, are reported as a separate component of other comprehensive income (loss) until realized. Held-to-maturity securities are recorded at amortized cost, adjusted for amortization of premiums and accretion of discounts.

Available-for-sale and held-to-maturity securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.

Realized gains and losses are determined by the average cost method and reflected in earnings.

Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities in companies over which Canon does not have the ability to exercise significant influence are stated at cost and reviewed periodically for impairment.

Allowance for Doubtful Receivables
(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the average method for domestic inventories and principally by the first-in, first-out method for overseas inventories.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Property, Plant and Equipment
(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.

The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the lease term, generally from 2 years to 5 years.

Goodwill and Other Intangible Assets
(l)	Goodwill and Other Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. Canon performs its impairment test of goodwill using the two-step approach at the reporting unit level, which is one level below the operating segment level. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon performs the second step to measure an impairment charge in the amount by which the carrying amount of a reporting unit’s goodwill exceeds its implied fair value. Intangible assets with finite useful lives consist primarily of software, license fees, patented technologies and customer relationships. Software and license fees are amortized using the straight-line method over the estimated useful lives, which range from 3 years to 5 years for software and 5 years to 10 years for license fees. Patented technologies are amortized using the straight-line method principally over the estimated useful life of 3 years. Customer relationships are amortized principally using the declining-balance method over the estimated useful life of 5 years. Certain costs incurred in connection with developing or obtaining internal-use software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal-use software are capitalized at the application development stage. In addition, Canon develops or obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.

Environmental Liabilities
(m)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

Income Taxes
(n)	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.

Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Stock-Based Compensation
(o)	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

Net Income Attributable to Canon Inc. Stockholders per Share
(p)	Net Income Attributable to Canon Inc. Stockholders per Share

Basic net income attributable to Canon Inc. stockholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. stockholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.

Revenue Recognition
(q)	Revenue Recognition

Canon generates revenue principally through the sale of office and imaging system products, equipment, supplies, and related services under separate contractual arrangements. Canon recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is probable.

Revenue from sales of office products, such as office MFDs and laser printers, and imaging system products, such as digital cameras and inkjet printers, is recognized upon shipment or delivery, depending upon when title and risk of loss transfer to the customer.

Revenue from sales of optical equipment, such as semiconductor lithography equipment and FPD lithography equipment that are sold with customer acceptance provisions related to their functionality, is recognized when the equipment is installed at the customer site and the specific criteria of the equipment functionality are successfully tested and demonstrated by Canon. Service revenue is derived primarily from separately priced product maintenance contracts on equipment sold to customers and is measured at the stated amount of the contract and recognized as services are provided.

Canon also offers separately priced product maintenance contracts for most office products, for which the customer typically pays a stated base service fee plus a variable amount based on usage. Revenue from these service maintenance contracts is measured at the stated amount of the contract and recognized as services are provided and variable amounts are earned.

Revenue from the sale of equipment under sales-type leases is recognized at the inception of the lease. Income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When equipment leases are bundled with product maintenance contracts, revenue is first allocated considering the relative fair value of the lease and non-lease deliverables based upon the estimated relative fair values of each element. Lease deliverables generally include equipment, financing and executory costs, while non-lease deliverables generally consist of product maintenance contracts and supplies.

For all other arrangements with multiple elements, Canon allocates revenue to each element based on its relative selling price if such element meets the criteria for treatment as a separate unit of accounting. Otherwise, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Canon records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions and volume-based rebates. Estimated reductions to sales are based upon historical trends and other known factors at the time of sale. During the year ended December 31, 2012, Canon revised its estimates for sales incentive programs accrual. This change in estimate caused an increase in net income attributable to Canon Inc. by ¥10,785 million, and an increase in basic and diluted net income attributable to Canon Inc. stockholders per share by ¥9.19 each. In addition, Canon provides price protection to certain resellers of its products, and records reductions to sales for the estimated impact of price protection obligations when announced.

Estimated product warranty costs are recorded at the time revenue is recognized and are included in selling, general and administrative expenses in the consolidated statements of income. Estimates for accrued product warranty costs are based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.

Research and Development Costs
(r)	Research and Development Costs
Research and development costs are expensed as incurred.
Advertising Costs
(s)	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥83,134 million, ¥81,232 million and ¥94,794 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Shipping and Handling Costs
(t)	Shipping and Handling Costs

Shipping and handling costs totaled ¥38,499 million, ¥43,308 million and ¥56,306 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

Derivative Financial Instruments
(u)	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.

Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item. Gains and losses from hedging ineffectiveness are included in other income (deductions). Gains and losses related to the components of hedging instruments excluded from the assessment of hedge effectiveness are included in other income (deductions).

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.

Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

Guarantees
(v)	Guarantees
Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.
Recently Issued Accounting Guidance
(w)	Recently Issued Accounting Guidance

In June 2011, the Financial Accounting Standards Board (“FASB”) issued an amendment which requires presentation of net income and other comprehensive income in one continuous statement or in two separate but consecutive statements, which is applied retrospectively for all periods presented. Canon adopted this amended guidance from the quarter beginning January 1, 2012. This adoption did not have a material impact on Canon’s consolidated results of operations and financial condition.

In February 2013, the FASB issued an amendment which requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component, and to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. Canon will adopt this amended guidance from the quarter beginning January 1, 2013, and does not expect the adoption of this guidance to have a material impact on Canon’s consolidated results of operations and financial condition.

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Available-for-Sale Securities

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥30	¥—	¥—	¥30

Noncurrent:
Government bonds	¥181	¥—	¥—	¥181
Corporate bonds	590	—	30	560
Fund trusts	1,192	43	1	1,234
Equity securities	14,866	7,033	564	21,335

	¥16,829	¥7,076	¥595	¥23,310

	December 31, 2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	¥20	¥—	¥—	¥20

Noncurrent:
Government bonds	¥172	¥—	¥22	¥150
Corporate bonds	569	73	84	558
Fund trusts	1,867	2	43	1,826
Equity securities	15,911	3,200	1,387	17,724

	¥18,519	¥3,275	¥1,536	¥20,258

Maturities of Available-for-SaleDebt Securities and FundTrusts

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2012:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥30	¥30
Due after one year through five years	953	990
Due after five years through ten years	1,010	985

	¥1,993	¥2,005

Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Notes	¥17,207	¥16,739
Accounts	569,138	528,032

	586,345	544,771
Less allowance for doubtful receivables	(12,970)	(11,563)

	¥573,375	¥533,208

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Finished goods	¥391,194	¥291,023
Work in process	139,923	166,076
Raw materials	20,506	19,605

	¥551,623	¥476,704

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Land	¥272,233	¥268,493
Buildings	1,447,838	1,367,187
Machinery and equipment	1,586,827	1,499,331
Construction in progress	112,919	94,507

	3,419,817	3,229,518
Less accumulated depreciation	(2,159,453)	(2,038,682)

	¥1,260,364	¥1,190,836

Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Components of Financing Receivable

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2012	2011
	(Millions of yen)
Total minimum lease payments receivable	¥231,221	¥204,326
Unguaranteed residual values	8,863	8,195
Executory costs	(2,598)	(2,275)
Unearned income	(27,521)	(24,955)

	209,965	185,291
Less allowance for credit losses	(6,908)	(7,039)

	203,057	178,252
Less current portion	(74,168)	(66,337)

	¥128,889	¥111,915

Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥7,039	¥7,983
Charge-offs	(1,304)	(1,937)
Provision	1,922	2,052
Other	(749)	(1,059)

Balance at end of year	¥6,908	¥7,039

Future Minimum Lease Payments to be Received under Financing Leases and Non-Cancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and non-cancelable operating leases at December 31, 2012.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2013	¥89,794	¥7,073
2014	63,348	4,359
2015	38,983	3,038
2016	19,221	2,195
2017	19,472	1,671
Thereafter	403	4,084

	¥231,221	¥22,420

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	¥122,248
Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658

Non-current assets	227,364

Total acquired assets	349,612
Total assumed liabilities	247,458

Net assets acquired	¥102,154

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Components of Intangible Assets Subject to Amortization

The components of intangible assets subject to amortization at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥225,894	¥131,875	¥205,235	¥115,131
Customer relationships	39,615	26,938	34,957	18,724
Patented technologies	25,900	19,028	24,342	13,317
License fees	20,142	14,573	20,425	12,867
Other	22,776	9,382	19,235	6,857

	¥334,327	¥201,796	¥304,194	¥166,896

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2012 and 2011 were as follows:

	Year ended December 31, 2012
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥102,060	¥12,088	¥4,873	¥119,021
Goodwill acquired during the year	—	—	961	961
Translation adjustments and other	9,288	586	987	10,861

Balance at end of year	¥111,348	¥12,674	¥6,821	¥130,843

	Year ended December 31, 2011
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥107,301	¥12,386	¥5,502	¥125,189
Translation adjustments and other	(5,241)	(298)	(629)	(6,168)

Balance at end of year	¥102,060	¥12,088	¥4,873	¥119,021

Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Long-term debt consisted of the following:

	December 31
	2012	2011
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.94% and 1.68% at December 31, 2012 and 2011, respectively	¥132	¥1,297
0.75% Japanese yen notes, due 2012	—	1,020
0.84% Japanese yen notes, due 2013	—	156
Capital lease obligations	3,532	4,597

	3,664	7,070
Less current portion	(1,547)	(3,702)

	¥2,117	¥3,368

Aggregate Annual Maturities of Long-Term Debt Outstanding

The aggregate annual maturities of long-term debt outstanding at December 31, 2012 were as follows:

(Millions of yen)
Year ending December 31:
2013	¥1,547
2014	1,199
2015	611
2016	182
2017	91
Thereafter	34

¥3,664

Trade Payables (Tables)	12 Months Ended
Dec. 31, 2012
Trade Payables	Trade payables are summarized as follows:

	December 31
	2012	2011
	(Millions of yen)
Notes	¥11,971	¥16,519
Accounts	313,264	364,013

	¥325,235	¥380,532

Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥626,924	¥593,274	¥262,130	¥261,130
Service cost	25,738	25,875	5,884	5,756
Interest cost	11,788	12,354	13,176	12,748
Plan participants’ contributions	—	—	2,315	2,680
Amendments	—	(1,913)	—	—
Actuarial loss	6,049	14,845	45,145	3,872
Benefits paid	(18,979)	(17,511)	(10,407)	(8,234)
Foreign currency exchange rate changes	—	—	46,366	(15,822)

Benefit obligations at end of year	651,520	626,924	364,609	262,130
Change in plan assets:
Fair value of plan assets at beginning of year	448,736	460,090	192,033	197,835
Actual return on plan assets	41,593	(17,285)	25,290	2,335
Employer contributions	22,589	22,282	7,832	8,228
Plan participants’ contributions	—	—	2,315	2,680
Benefits paid	(17,466)	(16,351)	(9,825)	(8,201)
Foreign currency exchange rate changes	—	—	31,889	(10,844)

Fair value of plan assets at end of year	495,452	448,736	249,534	192,033

Funded status at end of year	¥(156,068)	¥(178,188)	¥(115,075)	¥(70,097)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2012 and 2011 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Other assets	¥—	¥54	¥1,371	¥1,397
Accrued expenses	—	—	(383)	(132)
Accrued pension and severance cost	(156,068)	(178,242)	(116,063)	(71,362)

	¥(156,068)	¥(178,188)	¥(115,075)	¥(70,097)

Recognized Accumulated Other Comprehensive Income (Loss) Before Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Actuarial loss	¥253,748	¥291,778	¥50,417	¥16,095
Prior service credit	(117,633)	(130,712)	(261)	(345)

	¥136,115	¥161,066	¥50,156	¥15,750

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Accumulated benefit obligation	¥620,589	¥595,689	¥328,736	¥238,675

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥651,520	¥622,645	¥360,742	¥259,517
Fair value of plan assets	495,452	444,403	244,296	188,023
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥615,551	¥591,830	¥324,869	¥160,941
Fair value of plan assets	489,929	444,403	244,296	111,527

Net Periodic Benefit Cost for Employee Retirement and Severance Defined Benefit Plans

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
	(Millions of yen)
Service cost	¥25,738	¥25,875	¥23,331	¥5,884	¥5,756	¥5,660
Interest cost	11,788	12,354	12,636	13,176	12,748	11,792
Expected return on plan assets	(13,791)	(16,485)	(16,591)	(11,806)	(12,112)	(10,540)
Amortization of net transition obligation	—	722	722	—	—	—
Amortization of prior service credit	(13,079)	(13,674)	(13,878)	(116)	(93)	(116)
Amortization of actuarial loss	16,277	14,462	14,545	1,351	621	1,050

	¥26,933	¥23,254	¥20,765	¥8,489	¥6,920	¥7,846

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
	(Millions of yen)
Current year actuarial (gain) loss	¥(21,753)	¥48,615	¥34,348	¥31,661	¥13,649	¥(14,713)
Amortization of actuarial loss	(16,277)	(14,462)	(14,545)	(1,351)	(621)	(1,050)
Prior service credit due to amendments	—	(1,913)	(423)	—	—	(149)
Amortization of prior service credit	13,079	13,674	13,878	116	93	116
Amortization of net transition obligation	—	(722)	(722)	—	—	—

	¥(24,951)	¥45,192	¥32,536	¥30,426	¥13,121	¥(15,796)

Summary of Estimated Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Next Year Benefit Cost

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)
Prior service credit	¥(13,070)	¥(124)
Actuarial loss	14,414	1,413

Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
Discount rate	1.8%	1.9%	3.6%	4.6%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.2%	2.4%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
Discount rate	1.9%	2.1%	2.3%	4.6%	4.9%	4.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.4%	2.9%	2.8%
Expected long-term rate of return on plan assets	3.1%	3.6%	3.6%	5.4%	5.7%	6.1%

Fair Values of Company's Pension Plans Assets

The fair values of Canon’s pension plan assets at December 31, 2012 and 2011, by asset category, are as follows:

	December 31, 2012
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥34,387	¥—	¥—	¥34,387	¥—	¥—	¥—	¥—
Foreign companies	6,560	—	—	6,560	13,149	—	—	13,149
Pooled funds (b)	—	99,631	—	99,631	—	60,142	—	60,142
Debt securities:
Government bonds (c)	20,301	—	—	20,301	4,345	—	—	4,345
Municipal bonds	—	1,064	—	1,064	—	21	—	21
Corporate bonds	—	8,425	—	8,425	—	—	—	—
Pooled funds (d)	—	192,386	—	192,386	—	128,647	—	128,647
Mortgage backed securities (and other asset backed securities)	—	8,400	—	8,400	—	236	—	236
Life insurance company general accounts	—	113,179	—	113,179	—	1,857	—	1,857
Other assets	—	9,813	1,306	11,119	—	41,137	—	41,137

	¥61,248	¥432,898	¥1,306	¥495,452	¥17,494	¥232,040	¥—	¥249,534

	December 31, 2011
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥37,875	¥—	¥—	¥37,875	¥—	¥—	¥—	¥—
Foreign companies	4,804	—	—	4,804	3,779	—	—	3,779
Pooled funds (f)	—	82,380	—	82,380	—	47,779	—	47,779
Debt securities:
Government bonds (g)	17,951	—	—	17,951	2,326	—	—	2,326
Municipal bonds	—	864	—	864	—	19	—	19
Corporate bonds	—	8,170	—	8,170	—	—	—	—
Pooled funds (h)	—	190,832	—	190,832	—	92,653	—	92,653
Mortgage backed securities (and other asset backed securities)	—	4,842	—	4,842	—	2,726	—	2,726
Life insurance company general accounts	—	92,700	—	92,700	—	—	—	—
Other assets	—	7,171	1,147	8,318	—	42,751	—	42,751

	¥60,630	¥386,959	¥1,147	¥448,736	¥6,105	¥185,928	¥—	¥192,033

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥565 million.
(b)	These funds invest in listed equity securities consisting of approximately 20% Japanese companies and 80% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 65% Japanese government bonds, 25% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 30% foreign government bonds and 70% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.

Benefit Payments, Reflect Expected Future Service

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2013	¥15,961	¥8,954
2014	16,947	8,876
2015	18,765	9,094
2016	20,524	9,792
2017	21,970	10,467
2018 – 2022	141,232	61,438

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit)

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2012
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥257,640	¥84,917	¥342,557

Income taxes:
Current	¥73,573	¥29,052	¥102,625
Deferred	13,900	(6,413)	7,487

	¥87,473	¥22,639	¥110,112

	Year ended December 31, 2011
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥287,592	¥86,932	¥374,524

Income taxes:
Current	¥67,671	¥23,615	¥91,286
Deferred	21,047	8,082	29,129

	¥88,718	¥31,697	¥120,415

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

Reconciliation of Japanese Statutory Income Tax Rate and Effective Inome Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2012	2011	2010
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.6	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.3)	(4.3)	(3.5)
Tax credit for research and development expenses	(5.7)	(3.9)	(5.1)
Change in valuation allowance	(1.7)	(0.5)	2.8
Effect of enacted changes in tax laws and rates on Japanese tax	—	1.8	—
Other	3.0	(1.5)	0.7

Effective income tax rate	32.1%	32.2%	35.7%

Net Deferred Income Tax Assets and Liabilities

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2012	2011
	(Millions of yen)
Prepaid expenses and other current assets	¥62,358	¥61,961
Other assets	121,934	130,582
Other current liabilities	(2,662)	(1,735)
Other noncurrent liabilities	(44,712)	(43,542)

	¥136,918	¥147,266

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	December 31
	2012	2011
	(Millions of yen)
Deferred tax assets:
Inventories	¥13,040	¥18,885
Accrued business tax	4,754	3,227
Accrued pension and severance cost	86,442	90,025
Research and development—costs capitalized for tax purposes	12,658	12,898
Property, plant and equipment	28,780	31,624
Accrued expenses	36,528	37,992
Net operating losses carried forward	32,494	31,967
Other	41,366	38,220

	256,062	264,838
Less valuation allowance	(32,167)	(33,788)

Total deferred tax assets	223,895	231,050

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,235)	(6,783)
Net unrealized gains on securities	(2,437)	(1,180)
Tax deductible reserve	(6,417)	(6,385)
Financing lease revenue	(41,417)	(40,878)
Prepaid pension and severance cost	(1,073)	(2,224)
Other	(27,398)	(26,334)

Total deferred tax liabilities	(86,977)	(83,784)

Net deferred tax assets	¥136,918	¥147,266

Periods Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to twenty years as follows:

(Millions of yen)
Within one year	¥2,583
After one year through five years	28,470
After five years through ten years	15,803
After ten years through twenty years	44,533
Indefinite period	31,461

Total	¥122,850

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Balance at beginning of year	¥2,933	¥6,035	¥13,235
Additions for tax positions of the current year	869	149	73
Additions for tax positions of prior years	4,903	431	805
Reductions for tax positions of prior years	(1,546)	(2,139)	(8,354)
Settlements with tax authorities	(41)	(1,264)	(2,471)
Additions from acquisitions	—	—	4,066
Other	593	(279)	(1,319)

Balance at end of year	¥7,711	¥2,933	¥6,035

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Change in Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Foreign currency translation adjustments:
Balance at beginning of year	¥(378,863)	¥(325,612)	¥(202,628)
Adjustments for the year	131,129	(53,251)	(122,984)

Balance at end of year	(247,734)	(378,863)	(325,612)
Net unrealized gains and losses on securities:
Balance at beginning of year	1,003	3,020	3,285
Adjustments for the year	3,143	(2,017)	(265)

Balance at end of year	4,146	1,003	3,020
Net gains and losses on derivative instruments:
Balance at beginning of year	455	917	71
Adjustments for the year	(4,917)	(462)	846

Balance at end of year	(4,462)	455	917
Pension liability adjustments:
Balance at beginning of year	(104,368)	(68,784)	(61,546)
Adjustments for the year	(14,831)	(35,584)	(7,238)

Balance at end of year	(119,199)	(104,368)	(68,784)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(481,773)	(390,459)	(260,818)
Adjustments for the year	114,524	(91,314)	(129,641)

Balance at end of year	¥(367,249)	¥(481,773)	¥(390,459)

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Millions of yen)
2012:
Foreign currency translation adjustments	¥134,930	¥(1,195)	¥133,735
Net unrealized gains and losses on securities:
Amount arising during the year	3,418	(1,004)	2,414
Reclassification adjustments for gains and losses realized in net income	1,307	(456)	851

Net change during the year	4,725	(1,460)	3,265
Net gains and losses on derivative instruments:
Amount arising during the year	(10,647)	4,041	(6,606)
Reclassification adjustments for gains and losses realized in net income	2,440	(714)	1,726

Net change during the year	(8,207)	3,327	(4,880)
Pension liability adjustments:
Amount arising during the year	(13,888)	(1,738)	(15,626)
Reclassification adjustments for gains and losses realized in net income	4,433	(1,594)	2,839

Net change during the year	(9,455)	(3,332)	(12,787)

Other comprehensive income (loss)	¥121,993	¥(2,660)	¥119,333

2011:
Foreign currency translation adjustments	¥(53,839)	¥(247)	¥(54,086)
Net unrealized gains and losses on securities:
Amount arising during the year	(7,571)	3,010	(4,561)
Reclassification adjustments for gains and losses realized in net income	4,077	(1,632)	2,445

Net change during the year	(3,494)	1,378	(2,116)
Net gains and losses on derivative instruments:
Amount arising during the year	4,221	(1,708)	2,513
Reclassification adjustments for gains and losses realized in net income	(5,006)	2,044	(2,962)

Net change during the year	(785)	336	(449)
Pension liability adjustments:
Amount arising during the year	(59,928)	20,252	(39,676)
Reclassification adjustments for gains and losses realized in net income	2,038	(739)	1,299

Net change during the year	(57,890)	19,513	(38,377)

Other comprehensive income (loss)	¥(116,008)	¥20,980	¥(95,028)

2010:
Foreign currency translation adjustments	¥(128,271)	¥1,353	¥(126,918)
Net unrealized gains and losses on securities:
Amount arising during the year	(2,179)	671	(1,508)
Reclassification adjustments for gains and losses realized in net income	1,320	42	1,362

Net change during the year	(859)	713	(146)
Net gains and losses on derivative instruments:
Amount arising during the year	8,409	(3,573)	4,836
Reclassification adjustments for gains and losses realized in net income	(6,990)	2,921	(4,069)

Net change during the year	1,419	(652)	767
Pension liability adjustments:
Amount arising during the year	(19,170)	8,314	(10,856)
Reclassification adjustments for gains and losses realized in net income	2,323	(794)	1,529

Net change during the year	(16,847)	7,520	(9,327)

Other comprehensive income (loss)	¥(144,558)	¥8,934	¥(135,624)

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Option Award Estimated on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

	Years ended December 31
	2011	2010
Expected term of option (in years)	4.0	4.0
Expected volatility	36.44%	38.00%
Dividend yield	3.16%	2.53%
Risk-free interest rate	0.44%	0.45%

Summary of Option Activity Under Stock Option Plans

A summary of option activity under the stock option plans as of and for the years ended December 31, 2012, 2011 and 2010 is presented below:

	Shares	Weighted–average exercise price	Weighted–average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2010	1,512,000	¥4,119	3.0	¥588
Granted	890,000	4,573
Forfeited	(182,000)	3,479

Outstanding at December 31, 2010	2,220,000	4,354	2.5	722
Granted	912,000	3,990
Exercised	(65,800)	3,287
Forfeited	(24,000)	4,282

Outstanding at December 31, 2011	3,042,200	4,268	2.0	88
Exercised	(10,800)	3,287
Forfeited	(305,000)	4,493

Outstanding at December 31, 2012	2,726,400	¥4,247	1.6	¥37

Exercisable at December 31, 2012	1,988,400	¥4,342	1.1	¥37

Summary of Nonvested Shares

A summary of the status of the Company’s nonvested shares at December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Year ended December 31, 2012
	Shares	Weighted–average grant-date fair value
		(Yen)
Nonvested at January 1, 2012	1,768,000	¥878
Vested	(848,000)	988
Forfeited	(182,000)	796

Nonvested at December 31, 2012	738,000	772

Net Income Attributable to Canon Inc. Stockholders per Share (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Net income attributable to Canon Inc.	¥224,564	¥248,630	¥246,603

	(Number of shares)
Average common shares outstanding	1,173,647,835	1,215,832,419	1,234,817,434
Effect of dilutive securities:
Stock options	20,574	60,552	50,603

Diluted common shares outstanding	1,173,668,409	1,215,892,971	1,234,868,037

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥191.34	¥204.49	¥199.71
Diluted	191.34	204.48	199.70

Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2012 and 2011 are set forth below:

	December 31
	2012	2011
	(Millions of yen)
To sell foreign currencies	¥420,272	¥391,455
To buy foreign currencies	66,563	75,016

Cash Flow Hedging
Effect of Derivative Instruments on Consolidated Statement of Income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2012:
Foreign exchange contracts	¥(8,207)	Other, net	¥(2,440)	Other, net	¥(221)
2011:
Foreign exchange contracts	(785)	Other, net	5,006	Other, net	(457)
2010:
Foreign exchange contracts	1,419	Other, net	6,990	Other, net	(302)

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2012 and 2011.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2012	2011
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥443	¥1,325
Liabilities:
Foreign exchange contracts	Other current liabilities	4,472	1,270

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2012	2011
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥388	¥3,393
Liabilities:
Foreign exchange contracts	Other current liabilities	21,021	1,340

Effect of Derivative Instruments on Consolidated Statement of Income

Derivatives not designated as hedging instruments

		Gain (loss) recognized in income on derivative
		Years ended December 31
	Location	2012	2011	2010
		(Millions of yen)
Foreign exchange contracts	Other, net	¥(30,602)	¥11,168	¥50,794

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Required Under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2012 are as follows:

(Millions of yen)
Year ending December 31:
2013	¥25,101
2014	16,512
2015	11,296
2016	7,529
2017	5,623
Thereafter	9,746

Total future minimum lease payments	¥75,807

Changes in Accrued Product Warranty Cost

Changes in accrued product warranty cost for the years ended December 31, 2012 and 2011 are summarized as follows:

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥11,691	¥13,343
Addition	13,553	14,296
Utilization	(12,503)	(14,649)
Other	(578)	(1,299)

Balance at end of year	¥12,163	¥11,691

Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Canon's Financial Instruments

The estimated fair values of Canon’s financial instruments at December 31, 2012 and 2011 are set forth below. The following summary excludes cash and cash equivalents, trade receivables, finance receivables, noncurrent receivables, short-term loans, trade payables and accrued expenses for which fair values approximate their carrying amounts. The summary also excludes investments which are disclosed in Note 2.

	December 31
	2012		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(Millions of yen)
Long-term debt, including current installments	¥(3,664)	¥(3,654)	¥(7,070)	¥(7,053)
Foreign exchange contracts:
Assets	831	831	4,718	4,718
Liabilities	(25,493)	(25,493)	(2,610)	(2,610)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥141,729	¥—	¥141,729
Available-for-sale (current):
Corporate bonds	30	—	—	30
Available-for-sale (noncurrent):
Government bonds	181	—	—	181
Corporate bonds	—	116	444	560
Fund trusts	159	1,075	—	1,234
Equity securities	21,335	—	—	21,335
Derivatives	—	831	—	831

Total assets	¥21,705	¥143,751	¥444	¥165,900

Liabilities:
Derivatives	¥—	¥25,493	¥—	¥25,493

Total liabilities	¥—	¥25,493	¥—	¥25,493

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥204,307	¥—	¥204,307
Available-for-sale (current):
Corporate bonds	20	—	—	20
Available-for-sale (noncurrent):
Government bonds	150	—	—	150
Corporate bonds	—	104	454	558
Fund trusts	151	1,675	—	1,826
Equity securities	17,724	—	—	17,724
Derivatives	—	4,718	—	4,718

Total assets	¥18,045	¥210,804	¥454	¥229,303

Liabilities:
Derivatives	¥—	¥2,610	¥—	¥2,610

Total liabilities	¥—	¥2,610	¥—	¥2,610

Changes in Level 3 Assets Measured on Recurring Basis

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2012 and 2011.

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥454	¥1,950
Total gains or losses (realized or unrealized):
Included in earnings	3	(2)
Included in other comprehensive income (loss)	2	(12)
Purchases, issuances, and settlements	(15)	(1,482)

Balance at end of year	¥444	¥454

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Information by Major Geographic Area

Information by major geographic area as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
	(Millions of yen)
Net sales:
Japan	¥720,286	¥694,450	¥695,749
Americas	939,873	961,955	1,023,299
Europe	1,014,038	1,113,065	1,172,474
Asia and Oceania	805,591	787,963	815,379

Total	¥3,479,788	¥3,557,433	¥3,706,901

Long-lived assets:
Japan	¥1,032,598	¥1,070,412	¥1,104,949
Americas	112,163	85,824	69,034
Europe	91,904	83,296	108,160
Asia and Oceania	159,435	89,334	72,846

Total	¥1,396,100	¥1,328,866	¥1,354,989

Geographical Segment
Geographic Supplemental Information

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2012, 2011 and 2010. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2012:
Net sales:
External customers	¥834,406	¥932,987	¥1,010,922	¥701,473	¥—	¥3,479,788
Intersegment	1,829,834	23,767	5,650	781,836	(2,641,087)	—

Total	2,664,240	956,754	1,016,572	1,483,309	(2,641,087)	3,479,788
Operating cost and expenses	2,336,536	937,111	972,585	1,437,527	(2,527,827)	3,155,932

Operating profit	¥327,704	¥19,643	¥43,987	¥45,782	¥(113,260)	¥323,856

Total assets	¥1,206,702	¥339,918	¥457,592	¥548,583	¥1,402,708	¥3,955,503

2011:
Net sales:
External customers	¥807,883	¥952,833	¥1,109,256	¥687,461	¥—	¥3,557,433
Intersegment	1,873,157	16,217	4,681	744,179	(2,638,234)	—

Total	2,681,040	969,050	1,113,937	1,431,640	(2,638,234)	3,557,433
Operating cost and expenses	2,273,336	948,593	1,069,489	1,388,580	(2,500,636)	3,179,362

Operating profit	¥407,704	¥20,457	¥44,448	¥43,060	¥(137,598)	¥378,071

Total assets	¥1,236,468	¥250,131	¥427,030	¥442,263	¥1,574,835	¥3,930,727

2010:
Net sales:
External customers	¥854,208	¥1,008,200	¥1,163,452	¥681,041	¥—	¥3,706,901
Intersegment	1,974,591	7,975	3,489	723,423	(2,709,478)	—

Total	2,828,799	1,016,175	1,166,941	1,404,464	(2,709,478)	3,706,901
Operating cost and expenses	2,398,439	993,310	1,126,521	1,357,663	(2,556,584)	3,319,349

Operating profit	¥430,360	¥22,865	¥40,420	¥46,801	¥(152,894)	¥387,552

Total assets	¥1,321,572	¥251,587	¥472,785	¥421,250	¥1,516,626	¥3,983,820

Business Segment
Geographic Supplemental Information

Information about operating results and assets for each segment as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Office	Imaging System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2012:
Net sales:
External customers	¥1,751,960	¥1,404,394	¥323,434	¥—	¥3,479,788
Intersegment	5,615	1,577	84,406	(91,598)	—

Total	1,757,575	1,405,971	407,840	(91,598)	3,479,788
Operating cost and expenses	1,553,997	1,195,653	401,930	4,352	3,155,932

Operating profit	¥203,578	¥210,318	¥5,910	¥(95,950)	¥323,856

Total assets	¥828,222	¥614,328	¥337,899	¥2,175,054	¥3,955,503
Depreciation and amortization	77,660	53,664	34,264	92,545	258,133
Capital expenditures	58,402	58,142	44,086	146,031	306,661

2011:
Net sales:
External customers	¥1,912,112	¥1,311,023	¥334,298	¥—	¥3,557,433
Intersegment	5,831	1,021	86,565	(93,417)	—

Total	1,917,943	1,312,044	420,863	(93,417)	3,557,433
Operating cost and expenses	1,658,678	1,100,750	396,563	23,371	3,179,362

Operating profit (loss)	¥259,265	¥211,294	¥24,300	¥(116,788)	¥378,071

Total assets	¥821,782	¥452,809	¥362,638	¥2,293,498	¥3,930,727
Depreciation and amortization	93,196	45,609	29,685	92,853	261,343
Capital expenditures	53,888	48,192	37,648	122,753	262,481

2010:
Net sales:
External customers	¥1,978,945	¥1,389,622	¥338,334	¥—	¥3,706,901
Intersegment	8,324	1,705	94,624	(104,653)	—

Total	1,987,269	1,391,327	432,958	(104,653)	3,706,901
Operating cost and expenses	1,693,947	1,153,262	442,789	29,351	3,319,349

Operating profit (loss)	¥293,322	¥238,065	¥(9,831)	¥(134,004)	¥387,552

Total assets	¥855,893	¥414,022	¥307,029	¥2,406,876	¥3,983,820
Depreciation and amortization	103,548	41,665	37,387	93,593	276,193
Capital expenditures	53,115	36,266	27,105	77,061	193,547

Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Patented Technology	Dec. 31, 2012 Customer Relationships	Dec. 31, 2012 Maximum Software	Dec. 31, 2012 Maximum License Fees	Dec. 31, 2012 Maximum Building	Dec. 31, 2012 Maximum Machinery and Equipment	Dec. 31, 2012 Maximum Assets Leased to Others	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Software	Dec. 31, 2012 Minimum License Fees	Dec. 31, 2012 Minimum Building	Dec. 31, 2012 Minimum Machinery and Equipment	Dec. 31, 2012 Minimum Assets Leased to Others	Dec. 31, 2012 Available-for-sale Securities	Dec. 31, 2011 Available-for-sale Securities	Dec. 31, 2012 Available-for-sale Securities Maximum	Dec. 31, 2011 Available-for-sale Securities Maximum	Dec. 31, 2012 Foreign Country Entity	Dec. 31, 2011 Foreign Country	Dec. 31, 2010 Foreign Country	Dec. 31, 2012 Americas	Dec. 31, 2011 Americas	Dec. 31, 2010 Americas	Dec. 31, 2012 Europe	Dec. 31, 2011 Europe	Dec. 31, 2010 Europe	Dec. 31, 2012 Asia and Oceania	Dec. 31, 2011 Asia and Oceania	Dec. 31, 2010 Asia and Oceania	Dec. 31, 2012 JAPAN Entity	Dec. 31, 2012 Office Business Unit	Dec. 31, 2011 Office Business Unit	Dec. 30, 2010 Office Business Unit	Dec. 31, 2012 Imaging System Business Unit	Dec. 31, 2011 Imaging System Business Unit	Dec. 30, 2010 Imaging System Business Unit	Dec. 31, 2012 Industry and Others Business Unit	Dec. 31, 2011 Industry and Others Business Unit	Dec. 30, 2010 Industry and Others Business Unit	Dec. 31, 2012 Corporate and eliminations	Dec. 31, 2011 Corporate and eliminations	Dec. 30, 2010 Corporate and eliminations	Dec. 31, 2012 Hewlett Packard Company	Dec. 31, 2011 Hewlett Packard Company	Dec. 31, 2010 Hewlett Packard Company
Significant Accounting Policies [Line Items]
Net sales Percentage																					79.30%	80.50%	81.20%	27.00%	27.00%	27.60%	29.10%	31.30%	31.60%	23.20%	22.20%	22.00%		50.50%	53.90%	53.60%	40.40%	36.90%	37.50%	11.70%	11.80%	11.70%	2.60%	2.60%	2.80%	17.00%	19.30%	20.10%
Number of manufacturing plants																					17												28
Foreign currency exchange gains and losses	¥ 9,130	¥ (3,287)	¥ 3,089
Cash equivalents																	141,729	204,307
Cash equivalents, maturity period																			3 months	3 months
Depreciation period								60 years	20 years	5 years				3 years	1 year	2 years
Intangible assets, useful life				3 years	5 years	5 years	10 years					3 years	5 years
Benefits from tax positions											50.00%
Change in estimates of net income (loss)	10,785
Increase in basic and diluted net income attributable to Canon Inc.	¥ 9.19
Advertising expenses	83,134	81,232	94,794
Shipping and handling cost	¥ 38,499	¥ 43,308	¥ 56,306

Available-For-Sale Securities Included in Short-Term Investments and Investments By Major Security Type (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale Securities Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 30	¥ 20
Fair value	30	20
Available for sale Securities Non Current
Schedule of Available-for-sale Securities [Line Items]
Cost	16,829	18,519
Gross unrealized holding gains	7,076	3,275
Gross unrealized holding losses	595	1,536
Fair value	23,310	20,258
Available for sale Securities Non Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	590	569
Gross unrealized holding gains		73
Gross unrealized holding losses	30	84
Fair value	560	558
Available for sale Securities Non Current | Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	181	172
Gross unrealized holding losses		22
Fair value	181	150
Available for sale Securities Non Current | Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	1,192	1,867
Gross unrealized holding gains	43	2
Gross unrealized holding losses	1	43
Fair value	1,234	1,826
Available for sale Securities Non Current | Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	14,866	15,911
Gross unrealized holding gains	7,033	3,200
Gross unrealized holding losses	564	1,387
Fair value	¥ 21,335	¥ 17,724

Maturities of Available-For-Sale Debt Securities and Fund Trusts Included in Short-Term Investments and Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012
Cost
Due within one year	¥ 30
Due after one year through five years	953
Due after five years through ten years	1,010
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	1,993
Fair value
Due within one year	30
Due after one year through five years	990
Due after five years through ten years	985
Available-for-sale Securities, Debt Securities, Total	¥ 2,005

Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Gross realized gains	¥ 238	¥ 204	¥ 641
Gross realized losses	1,545	4,281	1,961
Time deposits with original maturities of more than three months	28,292	125,497
Aggregate cost of non-marketable equity securities accounted for under the cost method	14,808	14,583
Investments in affiliated companies accounted for by the equity method	17,345	15,776
Canon's share of net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions)	¥ 610	¥ (7,368)	¥ 10,471

Trade Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes	¥ 17,207	¥ 16,739
Accounts	569,138	528,032
Trade Accounts And Notes Receivable Gross Current, Total	586,345	544,771
Less allowance for doubtful receivables	(12,970)	(11,563)
Trade receivables, net (Note 3)	¥ 573,375	¥ 533,208

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Finished goods	¥ 391,194	¥ 291,023
Work in process	139,923	166,076
Raw materials	20,506	19,605
Inventories (Note 4)	¥ 551,623	¥ 476,704

Property, Plant and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	¥ 272,233	¥ 268,493
Buildings	1,447,838	1,367,187
Machinery and equipment	1,586,827	1,499,331
Construction in progress	112,919	94,507
Property, Plant and Equipment, Gross, Total	3,419,817	3,229,518
Less accumulated depreciation	(2,159,453)	(2,038,682)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,260,364	¥ 1,190,836

Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	¥ 211,973	¥ 210,179	¥ 232,327
Amount due for purchase of property, plant and equipment	¥ 38,893	¥ 47,690

Finance Receivables and Operating Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	8 years
Equipment Leased to Customers
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 80,186	¥ 75,391
Accumulated depreciation on property, plant and equipment lease	¥ 58,433	¥ 54,791

Components of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 231,221	¥ 204,326
Unguaranteed residual values	8,863	8,195
Executory costs	(2,598)	(2,275)
Unearned income	(27,521)	(24,955)
Financing Receivable, Gross , Total	209,965	185,291
Less allowance for credit losses	(6,908)	(7,039)	(7,983)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	203,057	178,252
Less current portion	(74,168)	(66,337)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	¥ 128,889	¥ 111,915

Activity in Allowance for Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 7,039	¥ 7,983
Charge-offs	(1,304)	(1,937)
Provision	1,922	2,052
Other	(749)	(1,059)
Balance at end of year	¥ 6,908	¥ 7,039

Future Minimum Lease Payments to be Received Under Financing Leases and Non-cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing leases
2013	¥ 89,794
2014	63,348
2015	38,983
2016	19,221
2017	19,472
Thereafter	403
Total minimum lease payments receivable	231,221	204,326
Operating leases
2013	7,073
2014	4,359
2015	3,038
2016	2,195
2017	1,671
Thereafter	4,084
Operating Leases, Future Minimum Payments Receivable, Total	¥ 22,420

Acquisitions - Additional Information (Detail) (Oce NV, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Mar. 09, 2010
Business Acquisition [Line Items]
Acquisition of total outstanding shares			45.20%
Consideration for principally a fully self-funded public cash tender offer			¥ 50,374
Interest held before the public cash tender offer			22.90%
Additional acquisition shares representing certain percentage of total outstanding shares of Acquiree			19.10%
Amount paid additional to acquisition of outstanding shares of subsidiary			8,027
Percentage of the total outstanding shares of Oce represented by the interest	99.40%		87.20%
Noncontrolling interest related to acquired shares of Oce			12.80%
Fair value of noncontrolling interest			18,245
Acquisition-date fair value of the previous equity interest			25,508
Repayment of Oce's exisiting bank debt by Canon			55,378
Repayment of United States Private Placements notes by Canon			22,936
Intangible assets acquired, subject to amortization			56,297
Weighted average amortization period for acquired intangible assets	4 years 4 months 24 days
Amounts of net sales of Oce included in the parent company's consolidated statement of income		246,518
Unaudited pro forma net sales of Oce included in the parent company's consolidated statement of income		3,772,425
Customer Relationships
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			32,747
Weighted average amortization period for acquired intangible assets	5 years
Patented Technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			11,316
Weighted average amortization period for acquired intangible assets	3 years
Other
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			¥ 12,234

Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (Oce NV, JPY ¥) In Millions, unless otherwise specified	Mar. 09, 2010
Oce NV
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Current assets	¥ 122,248
Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658
Non-current assets	227,364
Total acquired assets	349,612
Total assumed liabilities	247,458
Net assets acquired	¥ 102,154

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 34,196	¥ 35,994
Aggregate amortization expense	46,160	51,164	43,866
Estimated amortization expense for intangible assets, 2013	44,409
Estimated amortization expense for intangible assets, 2014	34,219
Estimated amortization expense for intangible assets, 2015	20,576
Estimated amortization expense for intangible assets, 2016	11,822
Estimated amortization expense for intangible assets, 2017	6,605
Computer Software, Intangible Asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 33,985	¥ 33,217
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets	4 years	5 years
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets	4 years	4 years

Components of Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 334,327	¥ 304,194
Accumulated amortization	201,796	166,896
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	225,894	205,235
Accumulated amortization	131,875	115,131
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	39,615	34,957
Accumulated amortization	26,938	18,724
Patented Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	25,900	24,342
Accumulated amortization	19,028	13,317
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	20,142	20,425
Accumulated amortization	14,573	12,867
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,776	19,235
Accumulated amortization	¥ 9,382	¥ 6,857

Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	¥ 119,021	¥ 125,189
Goodwill acquired during the year	961
Translation adjustments and other	10,861	(6,168)
Balance at end of year	130,843	119,021
Office Business Unit
Goodwill [Line Items]
Balance at beginning of year	102,060	107,301
Translation adjustments and other	9,288	(5,241)
Balance at end of year	111,348	102,060
Imaging System Business Unit
Goodwill [Line Items]
Balance at beginning of year	12,088	12,386
Translation adjustments and other	586	(298)
Balance at end of year	12,674	12,088
Industry and Others Business Unit
Goodwill [Line Items]
Balance at beginning of year	4,873	5,502
Goodwill acquired during the year	961
Translation adjustments and other	987	(629)
Balance at end of year	¥ 6,821	¥ 4,873

Short-Term Loans and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Short-term loans consisting of bank borrowings	¥ 319	¥ 4,641
Weighted average interest rate on short-term loans outstanding	4.00%	2.72%

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Outstanding [Line Items]
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.94% and 1.68% at December 31, 2012 and 2011, respectively	¥ 132	¥ 1,297
Capital lease obligations	3,532	4,597
Long-term debt, including current installments	3,664	7,070
Less current portion	(1,547)	(3,702)
Long-term debt, excluding current installments (Note 9)	2,117	3,368
0.75% Japanese Yen Notes, Due 2012
Debt Outstanding [Line Items]
Long-term debt		1,020
0.84% Japanese Yen Notes, Due 2013
Debt Outstanding [Line Items]
Long-term debt		¥ 156

Long-Term Debt (Parenthetical) (Detail)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 0.75% Japanese Yen Notes, Due 2012	Dec. 31, 2011 0.84% Japanese Yen Notes, Due 2013
Debt Outstanding [Line Items]
Loans, principally from banks, bearing weighted average interest	1.94%	1.68%
Stated Interest Rate			0.75%	0.84%
Long-term debt, maturity year	2020		2012	2013

Aggregate Annual Maturities of Long-Term Debt Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	¥ 1,547
2014	1,199
2015	611
2016	182
2017	91
Thereafter	34
Long-term debt, including current installments	¥ 3,664	¥ 7,070

Trade Payables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Notes	¥ 11,971	¥ 16,519
Accounts	313,264	364,013
Trade payables (Note 10)	¥ 325,235	¥ 380,532

Employee Retirement and Severance Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits Disclosure [Line Items]
Defined contribution pension plans	¥ 13,021	¥ 12,511	¥ 11,780
Japanese Plans
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	495,452	448,736	460,090
Contribution in defined benefit pension plan	18,610
Japanese Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	1,306	1,147
Japanese Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	30.00%	30.00%
Japanese Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	50.00%	50.00%
Japanese Plans | Life Insurance
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%	20.00%
Foreign Plans
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	249,534	192,033	197,835
Contribution in defined benefit pension plan	21,454
Foreign Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	¥ 0	¥ 0
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	40.00%	40.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	55.00%	55.00%
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	5.00%	5.00%

Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 626,924	¥ 593,274
Service cost	25,738	25,875	23,331
Interest cost	11,788	12,354	12,636
Amendments		(1,913)
Actuarial (gain) loss	6,049	14,845
Benefits paid	(18,979)	(17,511)
Benefit obligations at end of year	651,520	626,924	593,274
Change in plan assets:
Fair value of plan assets at beginning of year	448,736	460,090
Actual return on plan assets	41,593	(17,285)
Employer contributions	22,589	22,282
Benefits paid	(17,466)	(16,351)
Fair value of plan assets at end of year	495,452	448,736	460,090
Funded status at end of year	(156,068)	(178,188)
Foreign Plans
Change in benefit obligations:
Benefit obligations at beginning of year	262,130	261,130
Service cost	5,884	5,756	5,660
Interest cost	13,176	12,748	11,792
Plan participants' contributions	2,315	2,680
Actuarial (gain) loss	45,145	3,872
Benefits paid	(10,407)	(8,234)
Foreign currency exchange rate changes	46,366	(15,822)
Benefit obligations at end of year	364,609	262,130	261,130
Change in plan assets:
Fair value of plan assets at beginning of year	192,033	197,835
Actual return on plan assets	25,290	2,335
Employer contributions	7,832	8,228
Plan participants' contributions	2,315	2,680
Benefits paid	(9,825)	(8,201)
Foreign currency exchange rate changes	31,889	(10,844)
Fair value of plan assets at end of year	249,534	192,033	197,835
Funded status at end of year	¥ (115,075)	¥ (70,097)

Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (272,131)	¥ (249,604)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets		54
Accrued pension and severance cost	(156,068)	(178,242)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(156,068)	(178,188)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	1,371	1,397
Accrued expenses	(383)	(132)
Accrued pension and severance cost	(116,063)	(71,362)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (115,075)	¥ (70,097)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 253,748	¥ 291,778
Prior service credit	(117,633)	(130,712)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	136,115	161,066
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	50,417	16,095
Prior service credit	(261)	(345)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 50,156	¥ 15,750

Accumulated Benefit Obligation for All Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 620,589	¥ 595,689
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 328,736	¥ 238,675

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 651,520	¥ 622,645
Fair value of plan assets	495,452	444,403
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	615,551	591,830
Fair value of plan assets	489,929	444,403
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	360,742	259,517
Fair value of plan assets	244,296	188,023
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	324,869	160,941
Fair value of plan assets	¥ 244,296	¥ 111,527

Components of Net Periodic Benefit Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 25,738	¥ 25,875	¥ 23,331
Interest cost	11,788	12,354	12,636
Expected return on plan assets	(13,791)	(16,485)	(16,591)
Amortization of net transition obligation		722	722
Amortization of prior service credit	(13,079)	(13,674)	(13,878)
Amortization of actuarial loss	16,277	14,462	14,545
Defined Benefit Plan, Net Periodic Benefit Cost, Total	26,933	23,254	20,765
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	5,884	5,756	5,660
Interest cost	13,176	12,748	11,792
Expected return on plan assets	(11,806)	(12,112)	(10,540)
Amortization of prior service credit	(116)	(93)	(116)
Amortization of actuarial loss	1,351	621	1,050
Defined Benefit Plan, Net Periodic Benefit Cost, Total	¥ 8,489	¥ 6,920	¥ 7,846

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	¥ (13,888)	¥ (59,928)	¥ (19,170)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(21,753)	48,615	34,348
Amortization of actuarial loss	(16,277)	(14,462)	(14,545)
Prior service credit due to amendments		(1,913)	(423)
Amortization of prior service credit	13,079	13,674	13,878
Amortization of net transition obligation		(722)	(722)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax, Total	(24,951)	45,192	32,536
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	31,661	13,649	(14,713)
Amortization of actuarial loss	(1,351)	(621)	(1,050)
Prior service credit due to amendments			(149)
Amortization of prior service credit	116	93	116
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax, Total	¥ 30,426	¥ 13,121	¥ (15,796)

Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (13,070)
Actuarial loss	14,414
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(124)
Actuarial loss	¥ 1,413

Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.80%	1.90%
Assumed rate of increase in future compensation levels	3.00%	3.00%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	3.60%	4.60%
Assumed rate of increase in future compensation levels	2.20%	2.40%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.10%	2.30%
Assumed rate of increase in future compensation levels	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	3.10%	3.60%	3.60%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.60%	4.90%	4.90%
Assumed rate of increase in future compensation levels	2.40%	2.90%	2.80%
Expected long-term rate of return on plan assets	5.40%	5.70%	6.10%

Fair Values of Company's Pension Plans Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 495,452		¥ 448,736		¥ 460,090
Japanese Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	61,248		60,630
Japanese Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	432,898		386,959
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,306		1,147
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	34,387	[1]	37,875	[2]
Japanese Plans | Japanese Companies Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	34,387	[1]	37,875	[2]
Japanese Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	6,560		4,804
Japanese Plans | Foreign Corporate Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	6,560		4,804
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,425		8,170
Japanese Plans | Corporate Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,425		8,170
Japanese Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	99,631	[3]	82,380	[4]
Japanese Plans | Pooled Equity Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	99,631	[3]	82,380	[4]
Japanese Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	20,301	[5]	17,951	[5]
Japanese Plans | Government Bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	20,301	[5]	17,951	[5]
Japanese Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,064		864
Japanese Plans | Municipal Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,064		864
Japanese Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	192,386	[6]	190,832	[7]
Japanese Plans | Pooled Debt Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	192,386	[6]	190,832	[7]
Japanese Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,400		4,842
Japanese Plans | Mortgage and Asset Backed Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,400		4,842
Japanese Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	11,119		8,318
Japanese Plans | Other Assets | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	9,813		7,171
Japanese Plans | Other Assets | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,306		1,147
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	113,179		92,700
Japanese Plans | Life Insurance Company General Accounts | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	113,179		92,700
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	249,534		192,033		197,835
Foreign Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	17,494		6,105
Foreign Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	232,040		185,928
Foreign Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	0		0
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	13,149		3,779
Foreign Plans | Foreign Corporate Equity Securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	13,149		3,779
Foreign Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	60,142	[3]	47,779	[4]
Foreign Plans | Pooled Equity Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	60,142	[3]	47,779	[4]
Foreign Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,345	[5]	2,326	[5]
Foreign Plans | Government Bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	4,345	[5]	2,326	[5]
Foreign Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	21		19
Foreign Plans | Municipal Bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	21		19
Foreign Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	128,647	[6]	92,653	[7]
Foreign Plans | Pooled Debt Securities Funds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	128,647	[6]	92,653	[7]
Foreign Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	236		2,726
Foreign Plans | Mortgage and Asset Backed Securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	236		2,726
Foreign Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	41,137		42,751
Foreign Plans | Other Assets | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	41,137		42,751
Foreign Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,857
Foreign Plans | Life Insurance Company General Accounts | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 1,857

[1]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥565 million.
[2]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
[3]	These funds invest in listed equity securities consisting of approximately 20% Japanese companies and 80% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[4]	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[5]	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
[6]	These funds invest in approximately 65% Japanese government bonds, 25% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 30% foreign government bonds and 70% corporate bonds for foreign plans.
[7]	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.

Fair Values of Company's Pension Plans Assets (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	¥ 565	¥ 1,129
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	20.00%	50.00%
Japanese Plans | Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	65.00%	75.00%
Japanese Plans | Japanese Government Bond Securities | Total Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	30.00%
Japanese Plans | Foreign Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	25.00%	15.00%
Japanese Plans | Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	80.00%	50.00%
Foreign Plans | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	70.00%
Foreign Plans | Foreign Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	40.00%
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	60.00%

Expected Future Service Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012
Japanese Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2013	¥ 15,961
Year ending December 31, 2014	16,947
Year ending December 31, 2015	18,765
Year ending December 31, 2016	20,524
Year ending December 31, 2017	21,970
Year ending December 31, 2018 - 2022	141,232
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Year ending December 31, 2013	8,954
Year ending December 31, 2014	8,876
Year ending December 31, 2015	9,094
Year ending December 31, 2016	9,792
Year ending December 31, 2017	10,467
Year ending December 31, 2018 - 2022	¥ 61,438

Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income before income taxes	¥ 342,557	¥ 374,524	¥ 392,863
Income taxes:
Current	102,625	91,286	110,779
Deferred	7,487	29,129	29,381
Income taxes (Note 12)	110,112	120,415	140,160
Domestic Country
Income Taxes [Line Items]
Income before income taxes	257,640	287,592	302,965
Income taxes:
Current	73,573	67,671	78,359
Deferred	13,900	21,047	35,496
Income taxes (Note 12)	87,473	88,718	113,855
Foreign Country
Income Taxes [Line Items]
Income before income taxes	84,917	86,932	89,898
Income taxes:
Current	29,052	23,615	32,420
Deferred	(6,413)	8,082	(6,115)
Income taxes (Note 12)	¥ 22,639	¥ 31,697	¥ 26,305

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 January 1, 2013 to December 31, 2015	Nov. 30, 2011 January 1, 2016 thereafter	Dec. 31, 2011 Reduction in Taxes
Income Taxes [Line Items]
Japanese statutory income tax rate	40.00%	40.00%	40.00%	38.00%	35.00%
Adjustments of deferred tax assets and liabilities for tax rate						¥ 6,599
Net increase (decrease) in the total valuation allowance	(1,621)	(1,519)	13,119
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	122,850
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	22,604
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	894,850
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 7,711	¥ 2,809

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Japanese statutory income tax rate	40.00%	40.00%	40.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.80%	0.60%	0.80%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.30%)	(4.30%)	(3.50%)
Tax credit for research and development expenses	(5.70%)	(3.90%)	(5.10%)
Change in valuation allowance	(1.70%)	(0.50%)	2.80%
Effect of enacted changes in tax laws and rates on Japanese tax		1.80%
Other	3.00%	(1.50%)	0.70%
Effective income tax rate	32.10%	32.20%	35.70%

Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets	¥ 62,358	¥ 61,961
Other assets	121,934	130,582
Other current liabilities	(2,662)	(1,735)
Other noncurrent liabilities	(44,712)	(43,542)
Net deferred tax assets	¥ 136,918	¥ 147,266

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Inventories	¥ 13,040	¥ 18,885
Accrued business tax	4,754	3,227
Accrued pension and severance cost	86,442	90,025
Research and development - costs capitalized for tax purposes	12,658	12,898
Property, plant and equipment	28,780	31,624
Accrued expenses	36,528	37,992
Net operating losses carried forward	32,494	31,967
Other	41,366	38,220
Deferred Tax Assets, Gross, Total	256,062	264,838
Less valuation allowance	(32,167)	(33,788)
Total deferred tax assets	223,895	231,050
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,235)	(6,783)
Net unrealized gains on securities	(2,437)	(1,180)
Tax deductible reserve	(6,417)	(6,385)
Financing lease revenue	(41,417)	(40,878)
Prepaid pension and severance cost	(1,073)	(2,224)
Other	(27,398)	(26,334)
Total deferred tax liabilities	(86,977)	(83,784)
Net deferred tax assets	¥ 136,918	¥ 147,266

Periods Available to Reduce Future Taxable Income (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Within one year	¥ 2,583
After one year through five years	28,470
After five years through ten years	15,803
After ten years through twenty years	44,533
Indefinite period	31,461
Total	¥ 122,850

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 2,933	¥ 6,035	¥ 13,235
Additions for tax positions of the current year	869	149	73
Additions for tax positions of prior years	4,903	431	805
Reductions for tax positions of prior years	(1,546)	(2,139)	(8,354)
Settlements with tax authorities	(41)	(1,264)	(2,471)
Additions from acquisitions			4,066
Other	593	(279)	(1,319)
Balance at end of year	¥ 7,711	¥ 2,933	¥ 6,035

Legal Reserve and Retained Earnings - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Line Items]
Percentage of legal reserve appropriated from distributions from retained earnings paid by Canon Inc. and its subsidiaries	10.00%
Appropriations not required if percentage of additional paid in capital and legal reserve equals specific percentage of respective stated capital	25.00%
Year end dividends approved by stockholders	¥ 80,695
Amount available for dividends under the Corporation Law of Japan	1,090,834
Retained earnings included Canon's equity in undistributed earinings of affiliated companies accounted for by the equity method	¥ 17,094

Change in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustments:
Balance at beginning of year	¥ (378,863)	¥ (325,612)	¥ (202,628)
Adjustments for the year	131,129	(53,251)	(122,984)
Balance at end of year	(247,734)	(378,863)	(325,612)
Net unrealized gains and losses on securities:
Balance at beginning of year	1,003	3,020	3,285
Adjustments for the year	3,143	(2,017)	(265)
Balance at end of year	4,146	1,003	3,020
Net gains and losses on derivative instruments:
Balance at beginning of year	455	917	71
Adjustments for the year	(4,917)	(462)	846
Balance at end of year	(4,462)	455	917
Pension liability adjustments:
Balance at beginning of year	(104,368)	(68,784)	(61,546)
Adjustments for the year	(14,831)	(35,584)	(7,238)
Balance at end of year	(119,199)	(104,368)	(68,784)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(481,773)	(390,459)	(260,818)
Adjustments for the year	114,524	(91,314)	(129,641)
Balance at end of year	¥ (367,249)	¥ (481,773)	¥ (390,459)

Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	¥ 134,930	¥ (53,839)	¥ (128,271)
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	3,418	(7,571)	(2,179)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	1,307	4,077	1,320
Net change during the year, Before-tax amount	4,725	(3,494)	(859)
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(10,647)	4,221	8,409
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	2,440	(5,006)	(6,990)
Net change during the year, Before-tax amount	(8,207)	(785)	1,419
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(13,888)	(59,928)	(19,170)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	4,433	2,038	2,323
Net change during the year, Before-tax amount	(9,455)	(57,890)	(16,847)
Other Comprehensive Income (Loss), Before-tax amount	121,993	(116,008)	(144,558)
Foreign currency translation adjustments, Tax (expense) or benefit	(1,195)	(247)	1,353
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,004)	3,010	671
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(456)	(1,632)	42
Net change during the year, Tax (expense) or benefit	(1,460)	1,378	713
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	4,041	(1,708)	(3,573)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(714)	2,044	2,921
Net change during the year, Tax (expense) or benefit	3,327	336	(652)
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,738)	20,252	8,314
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,594)	(739)	(794)
Net change during the year, Tax (expense) or benefit	(3,332)	19,513	7,520
Other comprehensive income (loss), Tax (expense) or benefit	(2,660)	20,980	8,934
Foreign currency translation adjustments, Net-of-tax amount	133,735	(54,086)	(126,918)
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	2,414	(4,561)	(1,508)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	851	2,445	1,362
Net change during the year, Net-of-tax amount	3,265	(2,116)	(146)
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(6,606)	2,513	4,836
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	1,726	(2,962)	(4,069)
Net change during the year, Net-of-tax amount	(4,880)	(449)	767
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(15,626)	(39,676)	(10,856)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,839	1,299	1,529
Net change during the year, Net-of-tax amount	(12,787)	(38,377)	(9,327)
Other comprehensive income (loss), Net-of-tax amount	¥ 119,333	¥ (95,028)	¥ (135,624)

Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 01, 2011 Y	Dec. 31, 2010	May 01, 2010 Y	Dec. 31, 2009	May 01, 2009 Y	Dec. 31, 2008	May 01, 2008 Y
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of common stock shares authorized to be acquired under stock options granted			912,000		890,000		954,000		592,000
Vesting period			2 years		2 years		2 years		2 years
Contractual term (in years)			4		4		4		4
Grant-date fair value per share of stock options		¥ 772		¥ 988		¥ 699		¥ 1,247
Recognized compensation cost for stock options	¥ 364	¥ 748		¥ 643
Total unrecognized compensation cost related to nonvested stock options	95
Weighted-average period over which unrecognized compensation cost related to nonvested stock options is expected to be recognized (in years)	3 months 29 days
Fair value of vested shares	848	547		696
Cash received from the exercise of stock options	¥ 35	¥ 216

Fair Value of Option Award Estimated on Date of Grant Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term of option (in years)	4 years	4 years
Expected volatility	36.44%	38.00%
Dividend yield	3.16%	2.53%
Risk-free interest rate	0.44%	0.45%

Summary of Option Activity Under Stock Option Plans (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shares
Outstanding at beginning of year	3,042,200	2,220,000	1,512,000
Granted		912,000	890,000
Exercised	(10,800)	(65,800)
Forfeited	(305,000)	(24,000)	(182,000)
Outstanding at end of year	2,726,400	3,042,200	2,220,000	1,512,000
Exercisable at end of year	1,988,400
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 4,268	¥ 4,354	¥ 4,119
Granted		¥ 3,990	¥ 4,573
Exercised	¥ 3,287	¥ 3,287
Forfeited	¥ 4,493	¥ 4,282	¥ 3,479
Outstanding at end of year	¥ 4,247	¥ 4,268	¥ 4,354	¥ 4,119
Exercisable at end of year	¥ 4,342
Weighted-Average Remaining Contractual Term
Outstanding at end of year	1 year 7 months 6 days	2 years	2 years 6 months	3 years
Exercisable at end of year	1 year 1 month 6 days
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 88	¥ 722	¥ 588
Outstanding at end of year	37	88	722	588
Exercisable at end of year	¥ 37

Summary of Non Vested Shares (Detail) (JPY ¥)	12 Months Ended
Dec. 31, 2012
Shares
Nonvested at beginning of year	1,768,000
Vested	(848,000)
Forfeited	(182,000)
Nonvested at end of year	738,000
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	¥ 878
Vested	¥ 988
Forfeited	¥ 796
Nonvested at end of year	¥ 772

Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share Computations (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net income attributable to Canon Inc.	¥ 224,564	¥ 248,630	¥ 246,603
Average common shares outstanding	1,173,647,835	1,215,832,419	1,234,817,434
Stock options	20,574	60,552	50,603
Diluted common shares outstanding	1,173,668,409	1,215,892,971	1,234,868,037
Net income attributable to Canon Inc. stockholders per share:
Basic	¥ 191.34	¥ 204.49	¥ 199.71
Diluted	¥ 191.34	¥ 204.48	¥ 199.7

Contract Amounts of Foreign Exchange Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
To sell foreign currencies	¥ 420,272	¥ 391,455
To buy foreign currencies	¥ 66,563	¥ 75,016

Fair Value of Derivative Instruments in Consolidated Balance Sheet (Detail) (Foreign Exchange Contract, JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 443	¥ 1,325
Derivative assets not designated as Hedging Instrument	388	3,393
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	4,472	1,270
Derivatives liabilities not designated as hedging instruments	¥ 21,021	¥ 1,340

Effect of Derivative Instruments on Consolidated Statements of Income (Detail) (Cash Flow Hedging, Foreign Exchange Contract, Other Nonoperating Income Expense, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Foreign Exchange Contract | Other Nonoperating Income Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	¥ (8,207)	¥ (785)	¥ 1,419
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(2,440)	5,006	6,990
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	¥ (221)	¥ (457)	¥ (302)

Derivatives not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Contract, Other Nonoperating Income Expense, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Not Designated as Hedging Instrument | Foreign Exchange Contract | Other Nonoperating Income Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	¥ (30,602)	¥ 11,168	¥ 50,794

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Deposits made under lease arrangements included in noncurrent receivables	¥ 13,313	¥ 14,171
Rental expenses under the operating lease arrangements	40,273	38,167	40,396
Maximum amount of undiscounted payments in case of default	13,333
Employees with Housing Loan | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Employees with Housing Loan | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	30 years
Affiliates and Other Companies | Minimum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	1 year
Affiliates and Other Companies | Maximum
Commitments and Contingencies Disclosure [Line Items]
Guarantee contract period	10 years
Purchase of Property, Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	39,520
Purchase of Parts and Raw Materials
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	¥ 65,311

Future Minimum Lease Payments Required Under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	¥ 25,101
2014	16,512
2015	11,296
2016	7,529
2017	5,623
Thereafter	9,746
Total future minimum lease payments	¥ 75,807

Changes in Accrued Product Warranty Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 11,691	¥ 13,343
Addition	13,553	14,296
Utilization	(12,503)	(14,649)
Other	(578)	(1,299)
Balance at end of year	¥ 12,163	¥ 11,691

Estimated Fair Values of Canon's Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	¥ (3,664)	¥ (7,070)
Carrying (Reported) Amount, Fair Value Disclosure
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	(3,664)	(7,070)
Foreign exchange contract assets	831	4,718
Foreign exchange contract liabilities	(25,493)	(2,610)
Estimate of Fair Value, Fair Value Disclosure
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Long-term debt, including current installments	(3,654)	(7,053)
Foreign exchange contract assets	831	4,718
Foreign exchange contract liabilities	¥ (25,493)	¥ (2,610)

Disclousres about Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Measurement Inputs, Disclosure [Line Items]
Percentage of consolidated trade receivables accounted by single customer	18.00%	17.00%

Assets and Liabilities Measured at Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	¥ 141,729	¥ 204,307
Derivatives	831	4,718
Total assets	165,900	229,303
Liabilities:
Derivatives	25,493	2,610
Total liabilities	25,493	2,610
Corporate Bonds
Assets:
Available-for-sale (current)	30	20
Available-for-sale (noncurrent)	560	558
Government Bonds
Assets:
Available-for-sale (noncurrent)	181	150
Fund Trusts
Assets:
Available-for-sale (noncurrent)	1,234	1,826
Equity Securities
Assets:
Available-for-sale (noncurrent)	21,335	17,724
Fair Value, Inputs, Level 1
Assets:
Total assets	21,705	18,045
Fair Value, Inputs, Level 1 | Corporate Bonds
Assets:
Available-for-sale (current)	30	20
Fair Value, Inputs, Level 1 | Government Bonds
Assets:
Available-for-sale (noncurrent)	181	150
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	159	151
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	21,335	17,724
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	141,729	204,307
Derivatives	831	4,718
Total assets	143,751	210,804
Liabilities:
Derivatives	25,493	2,610
Total liabilities	25,493	2,610
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	116	104
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	1,075	1,675
Fair Value, Inputs, Level 3
Assets:
Total assets	444	454
Fair Value, Inputs, Level 3 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	¥ 444	¥ 454

Changes in Level 3 Assets Measured on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 454	¥ 1,950
Total gains or losses (realized or unrealized):
Included in earnings	3	(2)
Included in other comprehensive income (loss)	2	(12)
Purchases, issuances, and settlements	(15)	(1,482)
Balance at end of year	¥ 444	¥ 454

Fair Value Measurements - Additional Information (Detail) (Fair Value, Inputs, Level 3, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Carrying value of equity securities	¥ 3,577
Fair value of equity securities	0
Other-than-temporary impairment charges on non-marketable equity securities and equity securities accounted for by equity method	¥ 3,577

Supplemental Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Times Entity	Dec. 31, 2009
Cash Flow Supplemental Disclosures [Line Items]
New shares, issued	0
Shares of treasury stock issued	10,000,853
Canon Finetech Inc, Canon Machinery Inc and Tokki Corporation
Cash Flow Supplemental Disclosures [Line Items]
Number of executed share exchanges for the listed subsidiaries	3
Number of listed subsidiaries	3
Noncontrolling interest in subsidiaries	¥ 0	¥ 38,644

Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Operating business segments	3
Minimum sales as a percentage of net consolidated sales to conduct business in any individual country	10.00%	10.00%	10.00%
Net sales	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
UNITED STATES
Revenue, Major Customer [Line Items]
Net sales	¥ 763,870	¥ 779,652	¥ 836,645

Information about Operating Results and Assets for Each Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
External customers	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
Total	3,479,788	3,557,433	3,706,901
Operating cost and expenses	3,155,932	3,179,362	3,319,349
Operating profit (loss)	323,856	378,071	387,552
Total assets	3,955,503	3,930,727	3,983,820
Depreciation and amortization	258,133	261,343	276,193
Capital expenditures	306,661	262,481	193,547
Office Business Unit
Net sales:
External customers	1,751,960	1,912,112	1,978,945
Intersegment	5,615	5,831	8,324
Total	1,757,575	1,917,943	1,987,269
Operating cost and expenses	1,553,997	1,658,678	1,693,947
Operating profit (loss)	203,578	259,265	293,322
Total assets	828,222	821,782	855,893
Depreciation and amortization	77,660	93,196	103,548
Capital expenditures	58,402	53,888	53,115
Imaging System Business Unit
Net sales:
External customers	1,404,394	1,311,023	1,389,622
Intersegment	1,577	1,021	1,705
Total	1,405,971	1,312,044	1,391,327
Operating cost and expenses	1,195,653	1,100,750	1,153,262
Operating profit (loss)	210,318	211,294	238,065
Total assets	614,328	452,809	414,022
Depreciation and amortization	53,664	45,609	41,665
Capital expenditures	58,142	48,192	36,266
Industry and Others Business Unit
Net sales:
External customers	323,434	334,298	338,334
Intersegment	84,406	86,565	94,624
Total	407,840	420,863	432,958
Operating cost and expenses	401,930	396,563	442,789
Operating profit (loss)	5,910	24,300	(9,831)
Total assets	337,899	362,638	307,029
Depreciation and amortization	34,264	29,685	37,387
Capital expenditures	44,086	37,648	27,105
Corporate and eliminations
Net sales:
Intersegment	(91,598)	(93,417)	(104,653)
Total	(91,598)	(93,417)	(104,653)
Operating cost and expenses	4,352	23,371	29,351
Operating profit (loss)	(95,950)	(116,788)	(134,004)
Total assets	2,175,054	2,293,498	2,406,876
Depreciation and amortization	92,545	92,853	93,593
Capital expenditures	¥ 146,031	¥ 122,753	¥ 77,061

Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
Net sales	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
Operating Segments
Net sales:
Net sales	3,479,788	3,557,433	3,706,901
Long-lived assets:
Long-lived assets	1,396,100	1,328,866	1,354,989
Domestic Country
Net sales:
Net sales	2,664,240	2,681,040	2,828,799
Domestic Country | Operating Segments
Net sales:
Net sales	720,286	694,450	695,749
Long-lived assets:
Long-lived assets, domestic country	1,032,598	1,070,412	1,104,949
Americas
Net sales:
Net sales	956,754	969,050	1,016,175
Americas | Operating Segments
Net sales:
Net sales	939,873	961,955	1,023,299
Long-lived assets:
Long-lived assets, foreign country	112,163	85,824	69,034
Europe
Net sales:
Net sales	1,016,572	1,113,937	1,166,941
Europe | Operating Segments
Net sales:
Net sales	1,014,038	1,113,065	1,172,474
Long-lived assets:
Long-lived assets, foreign country	91,904	83,296	108,160
Asia and Oceania
Net sales:
Net sales	1,483,309	1,431,640	1,404,464
Asia and Oceania | Operating Segments
Net sales:
Net sales	805,591	787,963	815,379
Long-lived assets:
Long-lived assets, foreign country	¥ 159,435	¥ 89,334	¥ 72,846

Geographic Supplemental Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
External customers	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
Total	3,479,788	3,557,433	3,706,901
Operating cost and expenses	3,155,932	3,179,362	3,319,349
Operating profit	323,856	378,071	387,552
Total assets	3,955,503	3,930,727	3,983,820
Domestic Country
Net sales:
External customers	834,406	807,883	854,208
Intersegment	1,829,834	1,873,157	1,974,591
Total	2,664,240	2,681,040	2,828,799
Operating cost and expenses	2,336,536	2,273,336	2,398,439
Operating profit	327,704	407,704	430,360
Total assets	1,206,702	1,236,468	1,321,572
Americas
Net sales:
External customers	932,987	952,833	1,008,200
Intersegment	23,767	16,217	7,975
Total	956,754	969,050	1,016,175
Operating cost and expenses	937,111	948,593	993,310
Operating profit	19,643	20,457	22,865
Total assets	339,918	250,131	251,587
Europe
Net sales:
External customers	1,010,922	1,109,256	1,163,452
Intersegment	5,650	4,681	3,489
Total	1,016,572	1,113,937	1,166,941
Operating cost and expenses	972,585	1,069,489	1,126,521
Operating profit	43,987	44,448	40,420
Total assets	457,592	427,030	472,785
Asia and Oceania
Net sales:
External customers	701,473	687,461	681,041
Intersegment	781,836	744,179	723,423
Total	1,483,309	1,431,640	1,404,464
Operating cost and expenses	1,437,527	1,388,580	1,357,663
Operating profit	45,782	43,060	46,801
Total assets	548,583	442,263	421,250
Corporate and eliminations
Net sales:
Intersegment	(2,641,087)	(2,638,234)	(2,709,478)
Total	(2,641,087)	(2,638,234)	(2,709,478)
Operating cost and expenses	(2,527,827)	(2,500,636)	(2,556,584)
Operating profit	(113,260)	(137,598)	(152,894)
Total assets	¥ 1,402,708	¥ 1,574,835	¥ 1,516,626

Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 11,563	¥ 14,920	¥ 11,343
Addition- charged to income	2,149	492	787
Deduction bad debts written off	(2,382)	(3,995)	(2,038)
Translation adjustments and other	1,640	146	4,828
Balance at end of period	12,970	11,563	14,920
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,039	7,983	9,023
Addition- charged to income	1,922	2,052	1,995
Deduction bad debts written off	(1,304)	(1,937)	(3,103)
Translation adjustments and other	(749)	(1,059)	68
Balance at end of period	¥ 6,908	¥ 7,039	¥ 7,983